United States
                       Securities And Exchange Commission
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-8061

                               Diamond Hill Funds
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               (Exact name of registrant as specified in charter)

             375 North Front Street, Suite 300, Columbus, Ohio 43215
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              (Address of principal executive offices) (Zip code)

James F. Laird, Jr., 375 North Front Street, Suite 300, Columbus, Ohio 43215
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (614) 255-3333

Date of fiscal year end:   12/31

Date of reporting period:  06/30/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

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Table of Contents

Letter to Shareholders                                                         1

Mission Statement, Pledge, and Fundamental Principles                          3

Financial Statements

        Schedules of Investments                                               5

        Tabular Presentation of Schedules of Investments                      15

        Statements of Assets & Liabilities                                    16

        Statements of Operations                                              17

        Statements of Changes in Net Assets                                   18

        Schedule of Capital Share Transactions                                21

        Financial Highlights                                                  22

        Notes to Financial Statements                                         28

Performance Update                                                            34

Schedule of Shareholder Expenses                                              35

Management of the Trust                                                       37

                              CAUTIONARY STATEMENT

At Diamond Hill, we pledge that, "we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust." Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are "forward looking statements" which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like "believe," "expect," "anticipate," or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Please read the Prospectus carefully for a discussion of fees, expenses, and risks. Current performance may be lower or higher than that quoted herein. You may obtain a current copy of the Prospectus or more current performance information by calling 1-888-226-5595 or at Diamond Hill's website (www.diamond-hill.com).

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Letter to Shareholders

Dear Fellow Shareholder:

We are pleased to provide this mid-year update for the Diamond Hill Funds. We appreciate the confidence that you have placed in us, and assure you that we are constantly guided by our fiduciary duties to you.

The following table summarizes the performance of the Diamond Hill Funds Class A shares relative to their benchmarks as of June 30, 2005.


------------------------------------------------------------------------------------------------------------------------
                                               6/30/05    Three      Six      One    Three    Five      Since  Inception
                                                   NAV   Months   Months     Year    Years   Years  Inception       Date
------------------------------------------------------------------------------------------------------------------------
Small Cap Fund (DHSCX)                          $21.90    4.39%    2.29%   19.70%   20.09%      NA     20.16%   12/29/00
Russell 2000                                              4.32%   -1.25%    9.45%   12.81%              7.80%
.........................................................................................................................
Large Cap Fund (DHLAX)                          $13.07    1.32%    4.48%   16.93%   14.23%      NA      7.43%    6/29/01
Russell 1000                                              2.05%    0.11%    7.92%    9.19%              1.68%
.........................................................................................................................
Focus Fund (DIAMX)                              $14.67    0.55%    7.32%   18.64%   10.95%   8.42%      8.42%    6/30/00
Russell 3000                                              2.25%    0.00%    8.06%    9.46%             -1.35%
.........................................................................................................................
Bank & Financial Fund (BANCX)                   $18.65    2.64%   -2.36%    8.12%   15.60%  24.10%     13.56%     8/1/97
S&P Supercomposite Financials(A)                          4.62%   -2.03%    6.86%    8.75%   7.33%      6.64%
NASDAQ Bank Index                                         3.20%   -4.28%    7.14%   10.77%  17.98%      9.89%
.........................................................................................................................
Strategic Income Fund (DSIAX)                   $11.61    2.62%    2.79%   11.27%       NA      NA     12.81%    9/30/02
Merril Lynch Domestic Master Index                        3.11%    2.66%    6.97%                       4.64%
.........................................................................................................................
Short Term Fixed Income Fund (DHFAX)            $9.91     1.00%    1.06%    2.61%    2.58%      NA      2.58%    6/28/02
Merrill Lynch 1-3 Yr Corp Govt Bond Index                 1.23%    0.95%    2.19%                       2.83%
------------------------------------------------------------------------------------------------------------------------

Source: Diamond Hill Funds, Bloomberg LP and Frank Russell Company. Periods greater than 1 year are annualized.

Returns are shown without sales charges but include all other expenses. Standardized performance for each Fund is shown on page 34.

(A) Returns for the S&P Supercomposite Financials are price change only before November 29, 2001 and total return thereafter.

Business strategists advise companies to organize according to the fundamental need or want that they serve for their customer. For instance, a manager who defined his business as making buggy whips would not have survived as new modes of transportation developed. However, if that manager defined his business as providing transportation equipment, he might have stood a chance to reposition the company in different products for the changing landscape. Don Keough, the former President of Coca-Cola, went one step further. He once stated, "the business of the Coca-Cola Company is to create and maintain conditioned reflexes." By this, I believe he meant that it is a given that people will continue to require beverages. The Coca-Cola Company must have their products available, priced appropriately, and associated with positive connotations such that their consumption becomes nearly an automatic response on the part of the consumer. The essence of Diamond Hill's business is to safely compound capital at a rate more than justifying our fees.

There are two possible approaches to form our return goals, either as an absolute or a relative return. Since what ultimately matters is the real return (the return after inflation), an absolute return goal is best stated either as a nominal return with an inflation expectation or as a real return. One admirable investment advisor states their goal for equity funds in just such a way - inflation plus 10 percent. There is a certain logic based on historical returns for this goal. Large stocks in the United States have provided a real annual return of roughly 7% during the past century, a bit more than 10% on a nominal basis with inflation of 3%. A goal of 10% plus inflation would add value of approximately 3% per annum above the historic real return, more if the prospective real return is lower than the past and less if it is higher. (If successful, this is a huge wealth creator due to the power of compound interest.) In the past, we have expressed a belief that future real returns for the U.S. market will fall short of those experienced in the past. Thus, achieving inflation plus 10% might prove to be a formidable objective looking forward. Nevertheless, it serves as a practical starting point for our equity Funds, and if future real returns prove to be lower, an absolute return along the lines of inflation plus 7-8 per-


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Diamond Hill Funds Semi-Annual Report June 30, 2005                       Page 1

--------------------------------------------------------------------------------

cent may add a similar 3% over an equity index. For the Strategic Income Fund, our goal is to provide a reasonably safe return of 3-4 percent above inflation.

Stating goals in terms of a relative return has both its uses and drawbacks. The obvious drawback is that a superior relative return does not necessarily guarantee a real rate of return and thus greater wealth to the investor. However, if the index is expected to provide a satisfactory return, then logically, outperforming the index must produce a better than satisfactory result over time. Part of the difficulty in choosing between an absolute and relative return goal lies in the length of the time period being evaluated. We prefer to measure our performance only over longer time periods, a minimum of five years, which lends itself to absolute return goals. However, because equity returns tend to be quite volatile, relative return comparisons become more meaningful over shorter intervals. The major caveat to short-term performance evaluations is that it is necessarily a measurement of stock price performance, which may or may not coincide with how the underlying business has performed. Also, when investing in an individual security, it is the expected absolute return that matters to us, not the relative attractiveness compared to another security or index that is perhaps significantly overvalued. Ultimately, we want to produce both positive absolute and relative results.

We are pleased that the Small Cap, Bank & Financial, and Strategic Income Funds are well ahead of even a very demanding performance goal on since inception returns. Both the Focus Long-Short and Large Cap Funds have achieved returns that translate into a meaningful positive real return in a very difficult period for equities in general. As the SEC and CFA Institute require, these returns are geometric time-weighted returns as opposed to dollar-weighted returns. As the assets in our Funds grow, it will be our challenge to achieve dollar-weighted returns consistent with the time-weighted returns, a task many investment advisors have not been up to.

Thank you again for your trust in Diamond Hill Funds. As always, we will work hard to continue to earn it.

/s/ R.H. Dillon                 /s/ Charles S. Bath             /s/ Kent A. Rinker

R.H. Dillon, CFA                Charles S. Bath, CFA            Kent A. Rinker
Chief Investment Officer        Managing Director - Equities    Managing Director - Fixed Income


/s/ Christopher M. Bingaman     /s/ Richard Moore

Christopher M. Bingaman, CFA    Richard Moore, CFA
Portfolio Manager - Equities    Portfolio Manager - Fixed Income


/s/ Thomas P. Schindler         /s/ William Zox

Thomas P. Schindler, CFA        William Zox, CFA, J.D., LL.M.
Portfolio Manager - Equities    Portfolio Manager - Fixed Income


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Page 2                       Diamond Hill Funds Semi-Annual Report June 30, 2005

Mission Statement, Pledge
and Fundamental Principles

Mission

Our mission is to build and preserve wealth through a disciplined intrinsic value approach, independent thinking and aligning our interests with those of our clients.

o Disciplined intrinsic value approach - taking a stake in a company as an owner or a lender, possessing the proper long-term investment temperament and seeking investments selling at a discount to a growing intrinsic value.

o Independent thinking - intellectual curiosity, healthy skepticism and confidence in decisions that may be contrary to the norm.

            "You are neither right nor wrong because the crowd disagrees with you. You are right because your data and reasoning are right"

                               - Benjamin Graham

o Aligning our interests - mindful of our fiduciary duties to clients, all of our Portfolio Managers are significant investors in the same portfolios in which our clients invest.

Pledge

Consistent with our mission, we make the following pledge to all of our clients:

Our investment discipline is to assess the economics of the underlying business, its management, and the price that must be paid to own a piece of it. We seek to concentrate our investments in businesses that are available at prices below intrinsic value and are managed or controlled by trustworthy and capable people. Benjamin Graham pioneered this discipline during the 1930s and many others have practiced it with great success ever since, most notably Warren Buffett.

We will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.

Our investment team will be comprised of people with integrity, sound experience and education, in combination with a strong work ethic and independence of thought. Especially important is that each possesses the highest level of character, business ethics and professionalism.

Our employees will enjoy a working environment that supports professional and personal growth, thereby enhancing employee satisfaction, the productivity of the firm and the experience of our clients.

We will invest the capital you entrust to us with the same care that we invest our own capital. To this end, Diamond Hill employees and affiliates are significant investors in the same portfolios in which our clients invest, and are collectively the largest shareholders in the Diamond Hill Funds. In addition, all Diamond Hill employees are subject to a Code of Ethics, which states that all equity investments must be made in a Diamond Hill fund, unless approved by our compliance committee.

Fundamental Principles - Equity

o Every share of stock has an intrinsic value that is independent of its current stock market price. We believe that we can determine a reasonable approximation of that intrinsic value in some cases. At any point in time, the stock market price may be either significantly higher or lower than intrinsic value.

o Over short periods of time, as evidenced by extreme stock market volatility, the stock market price is heavily influenced by the emotions of market participants, which are far more difficult to predict than intrinsic value. While stock market prices may experience extreme fluctuations on a particular day, we believe intrinsic value is far less volatile.

o Over sufficiently long periods of time, five years and longer, the stock market price tends to revert to intrinsic value.


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2005                       Page 3

o We concentrate our investments in businesses whose per share intrinsic value is likely to grow. To achieve this, we assess the underlying economics of the businesses in which we invest and the industries and markets in which they participate. We seek to invest in businesses that possess a competitive advantage and significant growth prospects as well as outstanding managers and employees.

o We only invest in a business when the stock market price is lower than our conservative assessment of per share intrinsic value. In addition, every business in which we invest is "handicapped" by its price. While we would prefer to own only great businesses with superior managers, there are very few businesses that satisfy those criteria and additionally are available at attractive prices. As a result, we may invest in less attractive businesses at more than attractive prices. Depending on the price that we pay, our returns from less than ideal businesses may be even better than our returns from ideal businesses.

o In estimating intrinsic value, we use an interdisciplinary approach. Not only do we perform financial modeling including discounted cash flow, private market value, and leveraged buyout analyses, we draw from other areas we believe are relevant to our investment decision-making. These include economics, statistics and probability theory, politics, psychology, and consumer behavior. In short, we do not want to exclude from our thinking anything that can help us forecast future cash flows, our most important as well as most difficult job.

o We intend to achieve our return from both the closing of the gap between our purchase price and intrinsic value and the growth in per share intrinsic value.

o We do not define risk by price volatility. We define risk as the possibility that we are unable to obtain the return of the capital that we invest as well as a reasonable return on that capital when we need the capital for other purposes. If you will need the capital that you entrust to us in less than five years, then you should not invest that capital in the stock market.

Fundamental Principles - Fixed Income

o Our primary goal is to generate a yield greater than the current rate of inflation without bearing undue credit or interest rate risk. However, we cannot guarantee any specific yield.

o A flexible approach allows us to invest in both investment grade and non-investment grade corporate bonds as well as preferred securities, real estate investment trusts, master limited partnerships, and closed end funds. We can also invest in securities issued by the U.S. government and its agencies when conditions warrant.

o We balance our income objective with a focus on total return. Over the next five years, our objective is to earn equity-like returns in the income markets with lower year-to-year volatility and, more importantly, a much lower risk of permanent loss of capital.


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Page 4                       Diamond Hill Funds Semi-Annual Report June 30, 2005

                          Diamond Hill Small Cap Fund
                            Schedule of Investments
                            June 30, 2005 (Unaudited)

                                                                      Market
                                                         Shares       Value
--------------------------------------------------------------------------------
Preferred Stock - 0.1%
Finance - 0.1%
Lehman Brothers Holdings                                  5,000    $    121,250
--------------------------------------------------------------------------------

Common Stocks - 71.3%
Consumer Discretionary - 20.9%
AirTran Holdings, Inc.*                                 125,000       1,153,750
America West Holdings Corp.*                            295,000       1,770,000
American Greetings Corp.                                110,000       2,915,000
Belo Corp.                                               90,000       2,157,300
Callaway Golf Co.                                       150,500       2,322,215
CPI Corp.                                                26,600         480,130
Ennis Business Forms, Inc.                               49,000         887,880
Frontier Airlines, Inc.*                                103,000       1,063,990
Lodgenet Entertainment Corp.*                            42,000         696,780
MoneyGram International, Inc.                           108,200       2,068,784
Multimedia Games, Inc.                                   95,000       1,045,950
Steiner Leisure Ltd.*                                    28,000       1,037,960
The Brink's Co.                                          97,500       3,510,000
The Finish Line, Inc.                                    85,000       1,608,200
United Auto Group, Inc.                                  52,000       1,549,600
--------------------------------------------------------------------------------
                                                                     24,267,539
--------------------------------------------------------------------------------

Consumer Staples - 1.1%
Del Monte Foods Co.*                                    114,000       1,227,780
--------------------------------------------------------------------------------

Energy - 15.6%
Berry Petroleum Company                                  40,000       2,115,200
Cimarex Energy Co.*                                      80,000       3,112,800
Encore Acquisition Co.*                                  77,000       3,157,000
Gulf Island Fabrication, Inc.                             5,000          99,400
Helmerich & Payne                                        46,000       2,158,320
Lufkin Industries, Inc.                                  50,000       1,799,000
Remingtion Oil & Gas Corp.*                              34,000       1,213,800
RPC, Inc.                                                 5,350          90,522
Southwestern Energy Co.*                                 24,800       1,165,104
Tidewater, Inc.                                          50,000       1,906,000
Whiting Petroleum Corp.*                                 33,000       1,198,230
--------------------------------------------------------------------------------
                                                                     18,015,376
--------------------------------------------------------------------------------

Financial - 9.6%
1st Source Corp.                                         71,422       1,638,421
Commercial Capital Bancorp                               96,500       1,612,515
Eagle Hospitality Properties Trust, Inc.                157,150       1,431,637
First State Bancorporation                               62,216       1,200,147
Hanmi Financial Corp.                                    52,340         874,078
ITLA Capital Corp.*                                      27,310       1,472,009
MAF Bancorp, Inc.                                        28,545       1,216,873
PXRE Group Ltd.                                          66,000       1,664,519
--------------------------------------------------------------------------------
                                                                     11,110,199
--------------------------------------------------------------------------------

Health Care - 3.5%
Manor Care, Inc.                                         32,000       1,271,360
PacifiCare Health Systems, Inc.*                         38,000       2,715,100
--------------------------------------------------------------------------------
                                                                      3,986,460
--------------------------------------------------------------------------------

Industrial - 10.2%
Gevity HR, Inc.                                          85,000       1,702,550
Kaydon Corp.                                             43,000       1,197,550
Lincoln Electric Holdings, Inc.                          50,000       1,657,500
Republic Airways Holdings, Inc.*                         89,920       1,299,344
The Greenbrier Companies, Inc.                           55,000       1,490,500
Trinity Industries, Inc.                                 97,500       3,122,925
Washington Group International, Inc.*                    26,572       1,358,361
--------------------------------------------------------------------------------
                                                                     11,828,730
--------------------------------------------------------------------------------

Information Technology - 1.3%
The TriZetto Group, Inc.*                               104,156       1,459,226
--------------------------------------------------------------------------------

Materials - 7.7%
American Pacific Corp.*                                  19,500         156,000
Bowater, Inc.                                            63,000       2,039,310
Buckeye Technologies, Inc.*                             267,500       2,131,975
Century Aluminum Co.*                                   130,000       2,652,000
Martin Marietta Materials, Inc.                          27,000       1,866,240
--------------------------------------------------------------------------------
                                                                      8,845,525
--------------------------------------------------------------------------------

Utilities - 1.4%
WPS Resources Corp.                                      29,000       1,631,250
--------------------------------------------------------------------------------

Total Common Stocks                                                $ 82,372,085
--------------------------------------------------------------------------------


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Diamond Hill Funds Semi-Annual Report June 30, 2005                       Page 5

                          Diamond Hill Small Cap Fund
                      Schedule of Investments (Continued)
                           June 30, 2005 (Unaudited)

                                                                       Market
                                                       Shares          Value
--------------------------------------------------------------------------------

Registered Investment Companies - 12.4%
Diamond Hill Short Term Fixed
  Income Fund - Class I ^                               286,751    $  2,838,837
First American Government
  Obligations Fund - Class Z                          5,669,749       5,669,749
First American Prime
  Obligations Fund - Class Z                          5,811,541       5,811,541
--------------------------------------------------------------------------------

Total Registered
Investment Companies                                               $ 14,320,127
--------------------------------------------------------------------------------

                                                                       Market
                                                     Par Value         Value
--------------------------------------------------------------------------------

U.S. Government
Agency Obligations - 4.3%
FHLB, Discount Note, 8/24/05                       $  5,000,000    $  4,975,550
--------------------------------------------------------------------------------

U.S. Treasury Obligations - 8.6%
U.S. Treasury Note,
  Discount Note, 7/21/05                              5,000,000       4,991,985
U.S. Treasury Note, Discount
  Note, 8/4/05                                        5,000,000       4,986,310
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations                                    $  9,978,295
--------------------------------------------------------------------------------

Corporate Bond - 2.0%
Huntingtion National Bank LC -
  Vineyard Community Church,
  3.50%, 8/1/22                                       2,315,000    $  2,315,000
--------------------------------------------------------------------------------

Total Investment Securities - 98.7%
(Amortized Cost $101,253,538)                                      $114,082,307
Other Assets In Excess
  Of Liabilities - 1.3%                                               1,445,521
--------------------------------------------------------------------------------

Net Assets - 100.0%                                                $115,527,828
================================================================================

*     Non-income producing security.
^     Affiliated Fund, managed by Diamond Hill Capital Management, Inc.
See accompanying notes to financial statements.


                          Diamond Hill Large Cap Fund
                            Schedule of Investments
                           June 30, 2005 (Unaudited)

                                                                       Market
                                                       Shares          Value
--------------------------------------------------------------------------------

Common Stocks - 84.2%
Consumer Discretionary - 10.7%
American Greetings Corp.                                 24,700    $    654,550
Belo Corp.                                               19,600         469,812
Fortune Brands, Inc.                                      6,400         568,320
Masco Corp.                                              15,250         484,340
MoneyGram International, Inc.                             4,750          90,820
The Black & Decker Corp.                                  5,600         503,160
The Brink's Co.                                          15,000         540,000
--------------------------------------------------------------------------------
                                                                      3,311,002
--------------------------------------------------------------------------------

Consumer Staples - 2.9%
Archer-Daniels-Midland Co.                               15,700         335,666
Kimberly-Clark Corp.                                      8,950         560,181
--------------------------------------------------------------------------------
                                                                        895,847
--------------------------------------------------------------------------------

Energy - 22.9%
Anadarko Petroleum Corp.                                 14,900       1,224,035
Apache Corp.                                             22,800       1,472,880
Burlington Resources, Inc.                               12,900         712,596
Chevron Corp.                                             8,500         475,320
ConocoPhillips                                           25,000       1,437,250
Devon Energy Corp.                                       29,100       1,474,787
Unocal Corp.                                              4,600         299,230
--------------------------------------------------------------------------------
                                                                      7,096,098
--------------------------------------------------------------------------------

Financial - 11.2%
Allstate Corp.                                           14,100         842,475
Comerica, Inc.                                           12,000         693,600
U.S. Bancorp                                             29,300         855,560
Wells Fargo & Co.                                        14,300         880,594
Westpac Banking Corp. - ADR                               2,300         174,639
--------------------------------------------------------------------------------
                                                                      3,446,868
--------------------------------------------------------------------------------

Health Care - 9.4%
Boston Scientific Corp.*                                 22,200         599,400
Johnson & Johnson                                         7,900         513,500
Manor Care, Inc.                                         15,300         607,869
PacifiCare Health Systems, Inc.*                         13,100         935,995
Pfizer, Inc.                                              9,250         255,115
--------------------------------------------------------------------------------
                                                                      2,911,879
--------------------------------------------------------------------------------


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Page 6                       Diamond Hill Funds Semi-Annual Report June 30, 2005

                          Diamond Hill Large Cap Fund
                      Schedule of Investments (Continued)
                           June 30, 2005 (Unaudited)

                                                                       Market
                                                         Shares        Value
--------------------------------------------------------------------------------

Common Stocks - 84.2% continued
Industrial - 11.2%
Fluor Corp.                                              13,800    $    794,742
Norfolk Southern Corp.                                   27,200         842,112
Parker Hannifin Corp.                                     6,700         415,467
Trinity Industries, Inc.                                 22,450         719,074
Union Pacific Corporation                                10,600         686,880
--------------------------------------------------------------------------------
                                                                      3,458,275
--------------------------------------------------------------------------------

Materials - 13.0%
Bowater, Inc.                                             7,100         229,827
Dow Chemical Co.                                         19,000         846,070
MeadWestvaco Corp.                                       28,050         786,522
Phelps Dodge Corp.                                       15,600       1,442,999
Vulcan Materials Co.                                        950          61,741
Weyerhaeuser Co.                                         10,100         642,865
--------------------------------------------------------------------------------
                                                                      4,010,024
--------------------------------------------------------------------------------

Utilities - 2.9%
Dominion Resources, Inc.                                 12,000         880,680
--------------------------------------------------------------------------------

Total Common Stocks                                                $ 26,010,673
--------------------------------------------------------------------------------

Registered Investment Companies - 9.9%
First American Government
  Obligations Fund - Class Z                          1,514,992    $  1,514,992
First American Prime
  Obligations Fund - Class Z                          1,552,511       1,552,511
--------------------------------------------------------------------------------

Total Registered
Investment Companies                                               $  3,067,503
--------------------------------------------------------------------------------

                                                                       Market
                                                      Par Value        Value
--------------------------------------------------------------------------------

U.S. Treasury Obligations - 6.5%
U.S. Treasury Note,
  Discount Note, 8/4/05                            $  2,000,000    $  1,994,524
--------------------------------------------------------------------------------

Total Investment Securities - 100.6%
(Amortized Cost $26,662,148)                                       $ 31,072,700

Liabilities In Excess
Of Other Assets - (0.6%)                                               (193,503)
--------------------------------------------------------------------------------

Net Assets - 100.0%                                                $ 30,879,197
================================================================================

*     Non-income producing security.
ADR - American Depository Receipt
See accompanying notes to financial statements.


                       Diamond Hill Focus Long-Short Fund
                            Schedule of Investments
                           June 30, 2005 (Unaudited)

                                                                       Market
                                                        Shares         Value
--------------------------------------------------------------------------------

Common Stocks - 76.2%
Consumer Discretionary - 11.2%
American Greetings Corp. +                              104,600    $  2,771,900
Belo Corp. +                                            103,200       2,473,704
Fortune Brands, Inc. +                                   37,350       3,316,680
Masco Corporation +                                      83,500       2,651,960
MoneyGram International, Inc. +                          69,700       1,332,664
The Black & Decker Corp. +                               22,300       2,003,655
The Brink's Co. +                                        74,400       2,678,400
--------------------------------------------------------------------------------
                                                                     17,228,963
--------------------------------------------------------------------------------

Energy - 23.9%
Anadarko Petroleum Corp. +                               77,600       6,374,840
Apache Corp. +                                          115,600       7,467,759
Burlington Resources, Inc. +                             76,000       4,198,240
Cimarex Energy Co.* +                                   108,500       4,221,735
ConocoPhillips +                                        124,700       7,169,003
Devon Energy Corp. +                                    144,600       7,328,328
--------------------------------------------------------------------------------
                                                                     36,759,905
--------------------------------------------------------------------------------

Financial - 8.2%
Allstate Corp. +                                         67,100       4,009,225
U.S. Bancorp +                                          147,000       4,292,400
Wells Fargo & Co. +                                      69,500       4,279,810
--------------------------------------------------------------------------------
                                                                     12,581,435
--------------------------------------------------------------------------------

Health Care - 7.9%
Boston Scientific Corp.* +                               91,900       2,481,300
Johnson & Johnson +                                      28,900       1,878,500
Manor Care, Inc. +                                       76,250       3,029,413
PacifiCare Health Systems, Inc.* +                       66,250       4,733,562
--------------------------------------------------------------------------------
                                                                     12,122,775
--------------------------------------------------------------------------------

Industrial - 9.9%
Fluor Corp. +                                            62,700       3,610,893
Norfolk Southern Corp. +                                137,000       4,241,520
Trinity Industries, Inc. +                              113,250       3,627,398
Union Pacific Corporation +                              57,250       3,709,800
--------------------------------------------------------------------------------
                                                                     15,189,611
--------------------------------------------------------------------------------
Materials - 12.2%
Dow Chemical Co. +                                       95,500       4,252,615
MeadWestvaco Corp. +                                    126,150       3,537,246
Phelps Dodge Corp. +                                     81,500       7,538,750
Weyerhaeuser Co. +                                       53,750       3,421,188
--------------------------------------------------------------------------------
                                                                     18,749,799
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2005                       Page 7

                       Diamond Hill Focus Long-Short Fund
                      Schedule of Investments (Continued)
                           June 30, 2005 (Unaudited)

                                                                       Market
                                                        Shares         Value
--------------------------------------------------------------------------------

Common Stocks - 76.2% continued
Utilities - 2.9%
Dominion Resources, Inc. +                               60,000    $  4,403,401
--------------------------------------------------------------------------------

Total Common Stocks                                                $117,035,889
--------------------------------------------------------------------------------
Registered Investment Companies - 16.6%
Diamond Hill Short Term Fixed
  Income Fund - Class I ^                               465,125    $  4,604,738
First American Government
  Obligations Fund - Class Z                         10,441,253      10,441,253
First American Prime
  Obligations Fund - Class Z                         10,441,253      10,441,253
--------------------------------------------------------------------------------

Total Registered
Investment Companies                                               $ 25,487,244
--------------------------------------------------------------------------------

Total Investment Securities - 93.7%
(Amortized Cost $127,743,384)                                      $142,523,133

Segregated Cash With Brokers - 36.8%                                 56,453,063

Securities Sold Short - (35.9)%
(Proceeds $53,335,789)                                              (55,123,911)

Other Assets In Excess
Of Liabilities - 6.3%                                                 9,728,350
--------------------------------------------------------------------------------

Net Assets - 100.0%                                                $153,580,635
================================================================================

*     Non-income producing security.
+ Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $116,582,288.
^     Affiliated Fund, managed by Diamond Hill Capital Management, Inc.
See accompanying Notes to Schedule of Investments.

                       Diamond Hill Focus Long-Short Fund
                       Schedule of Securities Sold Short
                           June 30, 2005 (Unaudited)

                                                                       Market
                                                        Shares         Value
--------------------------------------------------------------------------------

Common Stocks - 73.1%
Consumer Discretionary - 44.4%
Amazon.com, Inc.*                                       133,200    $  4,406,256
Apollo Group, Inc.*                                      57,400       4,489,828
Brunswick Corp.                                          31,700       1,373,244
Clear Channel Communications, Inc.                       39,800       1,231,014
Ford Motor Co.                                           75,300         771,072
General Motors Corp.                                     44,900       1,526,600
Harley-Davidson, Inc.                                    16,000         793,600
Kohl's Corp.*                                            59,500       3,326,645
Maytag Corp.                                             39,300         615,438
Panera Bread Co.*                                         6,200         384,927
Sirius Satellite Radio, Inc.                            138,900         900,072
Southwest Airlines Co.                                   71,000         989,030
Wal-Mart Stores, Inc.                                    22,600       1,089,320
Winnbago Industries, Inc.                                12,900         422,475
Yahoo!, Inc.*                                            61,300       2,124,045
--------------------------------------------------------------------------------
                                                                     24,443,566
--------------------------------------------------------------------------------

Consumer Staples - 3.0%
Colgate-Palmolive Co.                                    23,500       1,172,885
Kraft Foods, Inc.                                        15,500         493,055
--------------------------------------------------------------------------------
                                                                      1,665,940
--------------------------------------------------------------------------------

Finance - 2.0%
Wintrust Financial Corp.                                 21,000       1,099,350
--------------------------------------------------------------------------------

Health Care - 4.3%
Tenet Healthcare*                                       192,500       2,356,200
--------------------------------------------------------------------------------

Industrial - 4.1%
United Parcel Service, Inc.                              32,800       2,268,448
--------------------------------------------------------------------------------

Information Technology - 15.3%
Applied Materials, Inc.                                  63,000       1,019,340
Cisco Systems, Inc.*                                    140,000       2,675,400
EMC Corp.*                                               66,800         915,828
Juniper Networks, Inc.*                                 110,600       2,784,908
National Semiconductor Corp.                             47,700       1,050,831
--------------------------------------------------------------------------------
                                                                      8,446,307
--------------------------------------------------------------------------------

Total Common Stocks Sold Short                                     $ 40,279,811
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Page 8                       Diamond Hill Funds Semi-Annual Report June 30, 2005

                       Diamond Hill Focus Long-Short Fund
                 Schedule of Securities Sold Short (Continued)
                           June 30, 2005 (Unaudited)

                                                                       Market
                                                        Shares         Value
--------------------------------------------------------------------------------

Exchange Traded Funds - 26.9%
Consumer Discretionary - 21.6%
Internet HOLDRs Trust*                                   71,500    $  3,873,155
iShares S&P 500 Index                                    34,000       4,048,380
Nasdaq 100 Trust, Series I                              109,000       4,010,110
--------------------------------------------------------------------------------
                                                                     11,931,645
--------------------------------------------------------------------------------

Semiconductors - 5.3%
Semiconductor HOLDRs Trust                               86,500       2,912,455
--------------------------------------------------------------------------------

Total Exchange Traded Funds                                        $ 14,844,100
--------------------------------------------------------------------------------

Total Securities Sold Short - 100.0%
(Proceeds $53,335,789)                                             $ 55,123,911
================================================================================

*     Non-income producing security.
See accompanying notes to financial statements.

                       Diamond Hill Bank & Financial Fund
                            Schedule of Investments
                           June 30, 2005 (Unaudited)

                                                                       Market
                                                        Shares         Value
--------------------------------------------------------------------------------

Preferred Stocks - 5.1%
Finance - 4.0%
1st Source Capital Trust                                  3,560    $     87,334
Lehman Brothers Holdings                                 14,400         349,200
Merrill Lynch Preferred Capital                          20,000         491,000
--------------------------------------------------------------------------------
                                                                        927,534
--------------------------------------------------------------------------------

Real Estate Investment Trust - 1.1%
The Mills Corp.*                                         10,000         257,000
--------------------------------------------------------------------------------

Total Preferred Stocks                                             $  1,184,534
--------------------------------------------------------------------------------

Common Stocks - 83.7%
Consumer Finance - 1.0%
Countrywide Financial Corp.                               6,000         231,660
--------------------------------------------------------------------------------

Finance - Banks & Thrifts - 60.1%
1st Source Corp.                                         30,000         688,200
Bank of America Corp.                                     9,952         453,911
Bank of New York Co., Inc.                               19,000         546,820
Capital Corp. of the West                                 9,416         261,294
Citigroup, Inc.                                          22,600       1,044,798
Comerica, Inc.                                           19,000       1,098,200
Commercial Capital Bancorp, Inc.                         35,264         589,261
Corus Bankshares, Inc.                                    4,000         221,960
Fifth Third Bancorp                                      24,610       1,014,178
First Horizon National Corp.                             13,000         548,600
First State Bancorp                                      24,558         473,724
Greater Bay Bancorp                                       9,000         237,330
Hanmi Financial Corp.                                    25,318         422,811
ITLA Capital Corp.*                                      11,302         609,178
MAF Bancorp, Inc.                                        12,589         536,669
National City Corp.                                      15,000         511,800
PNC Financial Services Group                             12,500         680,750
Sovereign Bancorp, Inc.                                  23,510         525,213
U.S. Bancorp                                             39,000       1,138,800
Wachovia Corp.                                           13,180         653,728
Wells Fargo & Co.                                        19,000       1,170,020
Westpac Banking Corp. - ADR                               5,600         425,208
--------------------------------------------------------------------------------
                                                                     13,852,453
--------------------------------------------------------------------------------

Financial - Diversified - 10.1%
Federal Home Loan Mortgage Corp.                         16,000       1,043,680
Mellon Financial Corp.                                   10,000         286,900
Merrill Lynch & Co., Inc.                                18,000         990,180
--------------------------------------------------------------------------------
                                                                      2,320,760
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2005                       Page 9

                       Diamond Hill Bank & Financial Fund
                      Schedule of Investments (Continued)
                           June 30, 2005 (Unaudited)
                                                                       Market
                                                        Shares         Value
--------------------------------------------------------------------------------

Common Stocks - 83.7% continued
Insurance - 9.5%
Allstate Corp.                                           19,000    $  1,135,250
Assurant, Inc.                                           11,950         431,395
Montpelier Re Holdings Ltd.                               8,000         276,640
PXRE Group Ltd.                                          14,000         353,080
--------------------------------------------------------------------------------
                                                                      2,196,365
--------------------------------------------------------------------------------

Real Estate Investment Trust - 3.0%
Eagle Hospitality Properties Trust, Inc.                 52,300         476,453
First Industrial Realty Trust, Inc.                       5,600         223,440
--------------------------------------------------------------------------------
                                                                        699,893
--------------------------------------------------------------------------------

Total Common Stocks                                                $ 19,301,131
--------------------------------------------------------------------------------

Registered Investment Companies - 9.1%
Diamond Hill Short Term Fixed
  Income Fund - Class I ^                                37,852    $    374,731
First American Government
  Obligations Fund - Class Z                            555,822         555,822
First American Prime
  Obligations Fund - Class Z                          1,168,776       1,168,776
--------------------------------------------------------------------------------

Total Registered
Investment Companies                                               $  2,099,329
--------------------------------------------------------------------------------

                                                                       Market
                                                      Par Value        Value
--------------------------------------------------------------------------------

Convertible Bond - 1.4%
Insurance - 1.4%
Fortis Insurance, 7.75%,
  1/26/08, 144A                                    $    300,000    $    328,125
--------------------------------------------------------------------------------

Total Investment Securities - 99.3%
(Amortized Cost $19,692,252)                                       $ 22,913,119

Other Assets In Excess
Of Liabilities - 0.7%                                                   158,077
--------------------------------------------------------------------------------

Net Assets - 100.0%                                                $ 23,071,196
================================================================================

*     Non-income producing security.
^     Affiliated Fund, managed by Diamond Hill Capital Management, Inc.
ADR - American Depository Receipt
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2005, this security was valued at $328,125 or 1.4% of net assets.
See accompanying notes to financial statements.

                       Diamond Hill Strategic Income Fund
                            Schedule of Investments
                           June 30, 2005 (Unaudited)

                                                                       Market
                                                        Shares         Value
--------------------------------------------------------------------------------
Common Stocks - 14.7%
Energy - 8.2%
Atlas Pipeline Partners, L.P.                            19,950    $    875,805
Energy Transfer Partners, L.P.                           39,620       1,370,851
Enterprise Products Partners, L.P.                       17,195         460,654
Hilland Partners, L.P.                                    5,000         176,500
Kaneb Pipe Line Partners, L.P.                            5,980         367,531
Markwest Energy Partners,  L.P.                           8,000         404,800
Pacific Energy Partners, L.P.                            17,650         560,211
Plains All American Pipeline, L.P.                       12,675         555,926
TEPPCO Partners, L.P.                                    13,790         571,458
--------------------------------------------------------------------------------
                                                                      5,343,736
--------------------------------------------------------------------------------

Real Estate Investment Trust - 6.5%
Annaly Mortgage Management, Inc.                         31,000         555,830
Anworth Mortgage Asset Corp.                             63,000         619,920
Ashford Hospitality Trust                                50,000         540,000
Crystal River Capital, 144A*                              8,000         200,000
Eagle Hospitality Properties
  Trust, Inc.                                            80,400         732,444
Education Realty Trust, Inc.                             34,800         636,840
Government Properties Trust, Inc.                        39,000         379,080
MFA Mortgage Investments, Inc.                           84,000         625,800
--------------------------------------------------------------------------------
                                                                      4,289,914
--------------------------------------------------------------------------------

Total Common Stocks                                                $  9,633,650
--------------------------------------------------------------------------------
Preferred Stocks - 47.0%
Ace Capital Trust I                                      24,000         616,800
Aetna, Inc., 8.50%                                       12,000         313,320
AGL Capital Trust                                        27,000         699,030
Alesco Preferred Funding III +                        1,198,186       1,276,637
Alesco Preferred Funding IV +                               400         424,827
Alesco Preferred Funding V +                                 98          98,733
Alesco Preferred Funding VI +                           781,325         781,572
Alesco Preferred Funding VI
  Series E +                                            421,571         421,571
Alexandria Real Estate Series B - REIT                    3,000          79,080
Alexandria Real Estate Series C - REIT                   17,900         472,381
Allegiant Capital Trust                                   9,923         262,463
American General Capital III, 8.05%                      10,000         258,300
Apartment Invt. & Mgmt Co.,
  8.00% - REIT                                           13,000         328,900


--------------------------------------------------------------------------------
Page 10                      Diamond Hill Funds Semi-Annual Report June 30, 2005

                       Diamond Hill Strategic Income Fund
                      Schedule of Investments (Continued)
                           June 30, 2005 (Unaudited)
                                                                       Market
                                                        Shares         Value
--------------------------------------------------------------------------------
Preferred Stocks - 47.0% continued
Apartment Invt. & Mgmt. Co.,
  7.75% - REIT                                            8,000    $    200,800
Bancorpsouth Capital Trust I, 8.15%                      15,000         391,500
Bear Stearns Capital Trust, 7.80%                        14,800         383,320
BSCH Finance Ltd.                                        19,800         502,128
Capital Automotive Series A - REIT                       12,000         304,800
Capital Automotive Series B - REIT                       20,000         525,000
CBL & Associates Series B - REIT                         19,400       1,033,050
CBL & Associates Series C - REIT                         19,000         521,550
Corporate Backed Trust
  Certificates, 7.75%                                     5,000         137,750
Corporate Backed Trust
  Certificates, 8.20%                                     5,000         133,100
Corporate Backed Trust
  Certificates, 8.25%                                     4,000         102,160
Corporate Office Trust - REIT                             4,000         102,600
Corts-TR IV Safeco Capital I                              4,000         108,960
Delphi Financial                                          4,000         107,200
Developers Divers Realty,
  8.00% - REIT                                            2,000          52,000
Developers Divers Realty,
  8.60% - REIT                                            3,000          79,410
Dominion Resource Capital Trust II                       13,000         335,790
Equity Inns, Inc.                                         7,000         183,050
Everest Re Capital Trust                                  3,000          79,920
Fleet Capital Trust VI, 8.80%                            70,300       1,772,967
Fort Sheridan, Ltd., 144A                               333,684         340,567
FPC Capital I                                            29,000         731,090
Gables Residential Trust - REIT                          35,500         896,020
Glimcher Realty Trust                                     5,000         127,750
Health Care REIT, Inc., 7.625%                           10,000         252,700
Health Care REIT, Inc., 7.875%                           10,000         256,800
Huntington Preferred
  Capital, Inc. - REIT                                   10,400         289,432
IBC Capital Finance II                                    5,000         135,750
Innkeepers USA Trust                                     16,000         409,120
Kilroy Realty Corp., 7.50% - REIT                        43,000       1,095,158
Lexington Corporate Property
  Trust - REIT                                           14,500         381,079
MBNA Capital                                              8,000         216,000
Mills Corp.                                              13,500         367,031
Morgan Stanley Capital Trust II                          28,000         724,640
National Rural Utility CFC, 7.625%                        7,500         192,525
Parkway Properties, Inc. - REIT                          10,000         262,188
PLC Capital Trust III, 7.50%                             16,000         415,360
Preferredplus Trust                                      18,300         470,310
Preferredplus Trust, 8.00%                                7,000         184,870
Provident Capital Trust III                              33,000         848,100
Provident Capital Trust IV                               17,000         441,150
PS Business Parks, Inc., 7.00% - REIT                    16,000         393,600
PS Business Parks, Inc., 7.60% - REIT                    17,300         440,069
PS Business Parks, Inc., 8.75% - REIT                     4,000         105,375
PS Business Parks, Inc., 9.50% - REIT                     6,800         177,684
Public Storage, Inc., 8.60% - REIT                       15,000         385,800
Renaissance Holdings Ltd.,
  8.10% Series A                                         21,000         551,040
Saturns - AWE                                             5,800         161,240
Saturns - CZN                                             5,000         127,000
Saturns - FON                                            19,500         527,475
SL Green Realty, Corp.,
  7.625% - REIT                                           6,600         168,960
St. Paul Capital Trust I                                 20,000         525,200
Suntrust Capital IV, 7.125%                               5,000         129,000
Taberna Preferred Funding, Ltd. +                       800,000         826,766
Taubman Centers, Inc.,
  8.00% - REIT                                           10,560         270,864
Telephone & Data Systems                                 23,000         592,250
The Mills Corp., 7.875% - REIT                           12,000         308,400
The Mills Corp., 8.75% - REIT                            28,100         761,510
The Mills Corp., 9.00% - REIT                            38,000       1,020,064
Tommy Hilfiger USA, Inc.                                  4,000         102,840
Torchmark Capital Trust I                                10,000         264,800
USB Capital III                                          20,000         518,800
Zions Capital Trust Series B                             16,000         428,000
--------------------------------------------------------------------------------

Total Preferred Stocks                                             $ 30,915,046
--------------------------------------------------------------------------------

                                                                       Market
                                                    Par Value          Value
--------------------------------------------------------------------------------
Corporate Bonds - 18.5%
Consumer, Cyclical - 0.7%
Dana Corp., 10.13%, 3/15/10                        $     75,000    $     78,170
Echostar DBS Corp., 9.13%, 1/15/09                      168,000         178,920
Ford Motor Co., 8.88%, 4/1/06                           212,000         213,164
--------------------------------------------------------------------------------
                                                                        470,254
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2005                      Page 11

                       Diamond Hill Strategic Income Fund
                      Schedule of Investments (Continued)
                           June 30, 2005 (Unaudited)

                                                                       Market
                                                    Par Value          Value
--------------------------------------------------------------------------------

Corporate Bonds - 18.5% continued
Consumer, Non-Cyclical - 3.2%
ITT Corp., 6.75%, 11/15/05                         $    260,000    $    261,625
RJ Reynolds Tobacco Holdings,
  7.75%, 5/15/06                                        250,000         256,875
RJ Reynolds Tobacco Holdings,
  6.50%, 6/1/07                                         500,000         508,750
RJ Reynolds Tobacco Holdings,
  7.25%, 6/1/12                                       1,075,000       1,093,813
--------------------------------------------------------------------------------
                                                                      2,121,063
--------------------------------------------------------------------------------
Finance - 7.2%
Ford Motor Credit Co.,
  6.25%, 12/8/05                                        125,000         125,601
Ford Motor Credit Co.,
  6.38%, 12/15/05                                       150,000         150,826
Ford Motor Credit Co.,
  9.50%, 6/1/10                                         250,000         258,348
General Motors Acceptance
  Corp., 6.13%, 9/15/06                                 800,000         800,572
General Motors Acceptance
  Corp., 6.13%, 2/1/07                                  900,000         893,829
General Motors Corp.,
  6.75%, 1/15/06                                        250,000         251,973
Royal Bank of Canada,
  1.39%, 4/23/09                                        400,000         344,000
Tobacco Settlement
  Financing Corp., 5.92%, 6/1/12                        210,000         208,732
UBS Ag Structured, 5.07%, 6/20/08                       750,000         742,500
UBS Ag Structured, 6.60%, 3/20/09                     1,000,000         949,999
--------------------------------------------------------------------------------
                                                                      4,726,380
--------------------------------------------------------------------------------
Industrial - 4.8%
Beazer Homes, 8.63%, 5/15/11                            305,000         323,300
Columbia Energy Group,
  7.05%, 11/28/07                                       350,000         353,505
D.R. Horton, Inc., 9.75%, 9/15/10                       100,000         117,074
Georgia-Pacific Corp., 4.88%, 10/1/07                   100,000         102,063
K.B. Home, 8.63%, 12/15/08                               90,000          97,571
K.B. Home, 7.75%, 2/1/10                                950,000         998,599
K.B. Home, 9.50%, 2/15/11                               665,000         711,218
Standard Pacific Corp., 9.25%, 4/15/12                   50,000          55,000
Toll Corp., 8.25%, 2/1/11                               200,000         212,000
Toll Corp., 8.25%, 12/1/11                              175,000         188,125
--------------------------------------------------------------------------------
                                                                      3,158,455
--------------------------------------------------------------------------------

Retail - 1.5%
American Greetings, 6.10%, 8/1/28                       480,000         495,000
Tommy Hilfiger USA, Inc.,
  6.85%, 6/1/08                                         500,000         502,500
--------------------------------------------------------------------------------
                                                                        997,500
--------------------------------------------------------------------------------
Technology - 0.5%
Unisys Corp., 7.88%, 4/1/08                             295,000         297,950
--------------------------------------------------------------------------------

Utilities - 0.6%
GTE Hawaiian Telephone,
  7.00%, 2/1/06                                         350,000         353,500
International Telephone,
  7.50%, 7/1/11                                          40,000          40,023
--------------------------------------------------------------------------------
                                                                        393,523
--------------------------------------------------------------------------------

Total Corporate Bonds                                              $ 12,165,125
--------------------------------------------------------------------------------

U.S. Government Agency
Obligations - 14.6%
FFCB, 4.88%, 9/24/12                                  1,025,000       1,029,007
FHLB, 3.00%, 11/26/07                                   500,000         498,808
FHLB, 4.63%, 4/28/11                                    650,000         649,956
FHLB, 5.20%, 5/11/12                                  1,000,000       1,015,713
FHLMC, 5.05%, 4/27/12                                 1,000,000       1,006,626
FHLMC, 5.00%, 5/23/12                                 3,500,000       3,511,393
FNMA, 5.00%, 1/27/12                                    650,000         650,217
FNMA, 5.00%, 3/2/15                                     400,000         403,498
FNMA, 5.25%, 7/14/15                                    825,000         825,000
--------------------------------------------------------------------------------

Total U.S. Government
Agency Obligations                                                 $  9,590,218
--------------------------------------------------------------------------------

U.S. Treasury Obligation - 1.8%
U.S. Treasury Note, 4.00%, 2/15/15                    1,165,000    $  1,169,142
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Page 12                      Diamond Hill Funds Semi-Annual Report June 30, 2005

                       Diamond Hill Strategic Income Fund
                       Schedule of Investments (Continued)
                            June 30, 2005 (Unaudited)

                                                                       Market
                                                        Shares         Value
--------------------------------------------------------------------------------
Registered Investment Companies - 6.7%
First American Government
  Obligations Fund - Class Z                            382,989    $    382,989
First American Prime
  Obligations Fund - Class Z                          3,304,805       3,304,805
Nuveen Preferred and
  Convertible Income Fund II                             26,800         350,008
Nuveen Quality Preferred
  Income Fund II                                         24,400         352,580
--------------------------------------------------------------------------------

Total Registered
Investment Companies                                               $  4,390,382
--------------------------------------------------------------------------------

Total Investment Securities - 103.3%
(Amortized Cost $66,825,155)                                       $ 67,863,563

Liabilities In Excess
Of Other Assets - (3.3%)                                             (2,186,119)
--------------------------------------------------------------------------------

Net Assets - 100.0%                                                $ 65,677,444
================================================================================

*     Non-income producing security.
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities were valued at $540,567 or .8% of net assets.
+ Restricted and illiquid securities valued at fair value and not registered under the Securities Act of 1933. Acquisition date and current cost:
      Alesco III - 3/04, $1,229,878; Alesco IV - 5/04, $400,000; Alesco V -
      10/04, $100,000; Alesco VI - 12/04, $800,000; Alesco VI Series E - 03/05,
      $431,000; Taberna Preferred Funding, Ltd. - 3/05, $800,000. At June 30, 2005, these securities had an aggregate market value of $3,830,106, representing 5.8% of net assets.
REIT - Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.


                   Diamond Hill Short Term Fixed Income Fund
                            Schedule of Investments
                           June 30, 2005 (Unaudited)

                                                                       Market
                                                    Par Value          Value
--------------------------------------------------------------------------------

Corporate Bonds - 24.7%
Consumer Cyclicals - 3.8%
Ford Motor Co., 8.88%, 4/1/06                      $    200,000    $    201,098
Ford Motor Credit Co.,
  6.25%, 12/8/05                                         39,000          39,187
General Motors Corp.,
  7.10%, 3/15/06                                        100,000         100,875
--------------------------------------------------------------------------------
                                                                        341,160
--------------------------------------------------------------------------------

Consumer, Non-Cyclical - 8.8%
ITT Corp., 6.75%, 11/15/05                              104,000         104,650
Philip Morris, 7.00%, 7/15/05                           350,000         350,436
RJ Reynolds Tobacco Holdings,
  7.75%, 5/15/06                                         75,000          77,063
RJ Reynolds Tobacco Holdings,
  6.50%, 6/1/07                                         100,000         101,750
Royal Caribbean Cruises,
  7.25%, 8/15/06                                        145,000         149,169
--------------------------------------------------------------------------------
                                                                        783,068
--------------------------------------------------------------------------------

Finance - 0.5%
General Motors Acceptance
  Corp., 7.50%, 7/15/05                                  48,000          48,024
--------------------------------------------------------------------------------

Industrial - 1.2%
Lyondell Chemical Co.,
  9.50%, 12/15/08                                       100,000         106,375
--------------------------------------------------------------------------------

Medical Products - 0.8%
Mallinckrodt, Inc., 6.75%, 9/15/05                       75,000          75,306
--------------------------------------------------------------------------------

Technology - 5.6%
Unisys Corp., 8.13%, 6/1/06                             320,000         327,200
Unisys Corp., 7.88%, 4/1/08                             175,000         176,750
--------------------------------------------------------------------------------
                                                                        503,950
--------------------------------------------------------------------------------

Utilities - 4.0%
Duke Capital Corp.,
  6.25%, 7/15/05                                        135,000         135,138
Indiana Michigan Power,
  6.13%, 12/15/06                                       100,000         102,740
Oneok, Inc., 7.75%, 8/15/06                              50,000          51,919
--------------------------------------------------------------------------------
Reliant Energy Resources,
  8.13%, 7/15/05                                         70,000          70,136
                                                                        359,933
--------------------------------------------------------------------------------
Total Corporate Bonds                                              $  2,217,816
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2005                      Page 13

                   Diamond Hill Short Term Fixed Income Fund
                            Schedule of Investments
                           June 30, 2005 (Unaudited)

                                                                       Market
                                                    Par Value          Value
--------------------------------------------------------------------------------

Mortgage-Backed Securities - 49.2%
FHLMC PC Gold Balloon,
  5.50%, 1/1/06                                    $     68,723    $     69,283
FHLMC PC Gold Balloon,
  6.00%, 11/1/06                                         15,849          15,996
FHLMC PC Gold Balloon,
  5.00%, 4/1/07                                          75,810          76,864
FHLMC PC Gold Balloon,
  5.00%, 12/1/07                                        282,963         286,897
FHLMC PC Gold Balloon,
  5.00%, 1/1/08                                         126,031         127,783
FHLMC PC Gold Balloon,
  5.00%, 3/1/08                                         554,845         562,597
FHLMC PC Gold Balloon,
  6.00%, 7/1/08                                          90,751          92,184
FHLMC PC Gold Balloon,
  5.50%, 8/1/08                                         320,141         324,976
FHLMC PC Gold Balloon,
  5.50%, 9/1/08                                         329,976         334,960
FHLMC PC Gold Balloon,
  5.00%, 11/1/08                                         33,597          34,033
FHLMC PC Gold Balloon,
  5.00%, 4/1/09                                          82,480          83,571
FHLMC PC Gold Balloon,
  5.00%, 11/1/09                                        310,042         314,140
FHLMC PC Gold Balloon,
  4.50%, 4/1/10                                         214,776         215,165
FHLMC PC Gold Balloon,
  4.00%, 7/1/10                                         239,824         237,301
FHLMC Pool M90667,
  6.00%, 7/1/06                                         139,346         140,636
FHLMC Pool M90687,
  5.50%, 1/1/07                                         357,870         363,324
FHLMC Pool M90735,
  5.00%, 6/1/07                                          91,412          92,683
FHLMC Pool M90759,
  5.00%, 10/1/07                                         63,170          64,048
FHLMC Pool M90765,
  4.50%, 10/1/07                                         34,048          34,213
FHLMC Pool N90748,
  5.00%, 8/1/07                                          68,728          69,683
FHLMC Pool N98137,
  5.00%, 11/1/05                                         27,062          27,076
--------------------------------------------------------------------------------

FNMA Pool 252056, 6.00%, 9/1/05                    $     81,014    $     81,131
FNMA Pool 252262, 5.50%, 1/1/06                          13,294          13,307
FNMA Pool 254627, 5.00%, 1/1/10                         131,544         132,922
FNMA Pool 254629, 5.00%, 2/1/10                         413,938         418,272
FNMA Pool 323665, 5.50%, 4/1/06                          30,859          31,109
FNMA Pool 631556, 5.00%, 2/1/09                         155,046         156,669
--------------------------------------------------------------------------------

Total Mortgage-Backed Securities                                   $  4,400,823
--------------------------------------------------------------------------------

U.S. Government Agency Obligations - 11.9%
FHLB, 3.00%, 11/26/07                                   200,000         199,523
FHLB, 3.50%, 4/1/08                                      25,000          24,728
FHLB, 4.05%, 8/22/08                                     25,000          24,962
FHLB, 3.63%, 11/28/08                                    25,000          24,703
FHLB, 3.25%, 12/30/08                                   100,000          97,696
FHLMC, 3.38%, 4/23/08                                   200,000         197,129
FNMA, 5.50%, 4/1/06                                      51,305          51,722
FNMA, 4.15%, 11/19/07                                   200,000         200,531
FNMA, 4.00%, 5/19/08                                    200,000         199,727
FNMA, 4.00%, 8/13/10                                     50,000          49,450
--------------------------------------------------------------------------------

Total U.S. Government
Agency Obligations                                                 $  1,070,171
--------------------------------------------------------------------------------

                                                                       Market
                                                        Shares         Value
--------------------------------------------------------------------------------
Registered Investment Companies - 10.0%
First American Government
  Obligations Fund - Class Z                            448,719    $    448,719
First American Prime
  Obligations Fund - Class Z                            448,719         448,719
--------------------------------------------------------------------------------

Total Registered
Investment Companies                                               $    897,438
--------------------------------------------------------------------------------

Total Investment Securities - 95.8%
(Amortized Cost $8,602,105)                                        $  8,586,248

Other Assets In Excess
Of Liabilities - 4.2%                                                   377,325
--------------------------------------------------------------------------------

Net Assets - 100.0%                                                $  8,963,573
--------------------------------------------------------------------------------

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Page 12                      Diamond Hill Funds Semi-Annual Report June 30, 2005

                               Diamond Hill Funds
                Tabular Presentation of Schedules of Investments
                           June 30, 2005 (Unaudited)

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

-------------------------------------------------------
Small Cap Fund
                                               % of
Sector Allocation                           Net Assets
Cash and Cash Equivalents                      25%
Consumer Discretionary                         21%
Energy                                         16%
Financial                                      10%
Industrial                                     10%
Materials                                       8%
Health Care                                     4%
Corporate Bonds                                 2%
Consumer Staples                                1%
Information Technology                          1%
Utilities                                       1%
Other Assets/Liabilities (net)                  1%
                                              ---
                                              100%
                                              ---
-------------------------------------------------------


-------------------------------------------------------
Large Cap Fund
                                               % of
Sector Allocation                           Net Assets
Energy                                         23%
Cash and Cash Equivalents                      16%
Materials                                      13%
Consumer Discretionary                         11%
Financial                                      11%
Industrial                                     11%
Health Care                                     9%
Consumer Staples                                3%
Utilities                                       3%
                                              ---
                                              100%
                                              ---
-------------------------------------------------------


-------------------------------------------------------
Focus Long-Short Fund
                                % of Long      % of
Sector Allocation               Portfolio   Net Assets
Long Portfolio
Energy                              24%        24%
Cash & Cash Equivalents             23%        22%
Materials                           13%        12%
Consumer Discretionary              11%        11%
Industrials                         10%        10%
Financials                           8%         8%
Health Care                          8%         8%
Utilities                            3%         3%
                                   ---
                                   100%
                                   ---

                                 % of Short    % of
Short Portfolio                  Portfolio  Net Assets
Consumer Discretionary              66%       -24%
Information Technology              15%        -5%
Health Care                          4%        -2%
Semiconductors                       6%        -2%
Consumer Staples                     3%        -1%
Financials                           2%        -1%
Industrials                          4%        -1%
                                   ---
                                   100%
                                   ---
Other
Segregated Cash with Brokers                   37%
Other Assets/Liabilities (net)                  1%
                                              ---
                                              100%
                                              ---
-------------------------------------------------------


-------------------------------------------------------
Bank & Financial Fund
                                               % of
Sector Allocation                           Net Assets
Common Stocks:
  Finance - Banks & Thrifts                    60%
  Financial - Diversified                      10%
  Insurance                                    10%
  Real Estate Investment Trust                  3%
  Consumer Finance                              1%
Cash and Cash Equivalents                       9%
Preferred Stocks:
  Finance                                       4%
  Real Estate Investment Trust                  1%
Corporate Bonds                                 1%
Other Assets/Liabilities (net)                  1%
                                              ---
                                              100%
                                              ---
-------------------------------------------------------


-------------------------------------------------------
Strategic Income Fund
                                               % of
Sector Allocation                           Net Assets
Trust Preferred Stock                          30%
REIT Preferred Stock                           17%
U.S. Government Agency Obligations             15%
Corporate Bonds - Maturing > 2 Years           13%
Cash and Cash Equivalents                       8%
Master Limited Partnerships                     8%
REIT Common Stock                               6%
Corporate Bonds - Maturing or
  Likely to Be Called < 2 Years                 6%
Other Assets/Liabilities (net)                 -3%
                                              ---
                                              100%
                                              ---
-------------------------------------------------------


-------------------------------------------------------
Short Term Fixed Income Fund
                                               % of
Sector Allocation                           Net Assets
Mortgage-Backed Securities                     49%
Corporate Bonds                                25%
U.S. Government Agency Obligations             12%
Cash and Cash Equivalents                      10%
Other Assets/Liabilities (net)                  4%
                                              ---
                                              100%
                                              ---
-------------------------------------------------------


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2005                      Page 15

                               Diamond Hill Funds
                       Statements of Assets & Liabilities
                           June 30, 2005 (Unaudited)


                                                                                                  Focus
                                                               Small Cap       Large Cap     Long-Short
                                                                    Fund            Fund           Fund
                                                           ----------------------------------------------
Assets
Investment Securities, at cost
Investment Securities:                                     $ 101,253,538   $  26,662,148  $ 127,743,384
                                                           ==============================================
   Non-affiliated securities, at market value              $ 111,243,470   $  31,072,700  $ 137,918,395
   Affiliated securities, at market value                      2,838,837              --      4,604,738
                                                           ----------------------------------------------
Total Investment Securities, at market value               $ 114,082,307   $  31,072,700  $ 142,523,133
                                                           ----------------------------------------------
Deposits with brokers for securities sold short                       --              --     56,453,063
Cash                                                                  --              --      8,806,434
Receivable for securities sold                                   884,484         247,058             --
Receivable for fund shares issued                              1,789,214              --      1,487,361
Receivable for dividends and interest                            109,246          48,909        301,489
                                                           ----------------------------------------------
Total Assets                                                 116,865,251      31,368,667    209,571,480
                                                           ==============================================

Liabilities
Securities sold short, at value (proceeds $53,335,789)                --              --     55,123,911
Dividends payable                                                     --              --             --
Payable for securities purchased                               1,056,005         398,470        468,989
Payable for dividends on securities sold short                        --              --         16,286
Payable for fund shares redeemed                                  83,181          45,263         92,785
Payable to Investment Adviser                                     69,284          14,621        108,584
Payable to Administrator                                          34,453           9,358         44,013
Accrued distribution and service fees                             94,500          21,758        136,277
                                                           ----------------------------------------------
Total Liabilities                                              1,337,423         489,470     55,990,845
                                                           ----------------------------------------------

Net Assets                                                 $ 115,527,828   $  30,879,197  $ 153,580,635
                                                           ==============================================

Components of Net Assets
Paid-in capital                                            $  99,464,868   $  26,245,441  $ 138,981,044
Accumulated net investment income (loss)                         (66,398)         57,303        249,078
Accumulated net realized gains (losses) from
   investment transactions                                     3,300,589         165,901      1,358,886
Net unrealized appreciation (depreciation) on investments     12,828,769       4,410,552     12,991,627
                                                           ----------------------------------------------
Net Assets                                                 $ 115,527,828   $  30,879,197  $ 153,580,635
                                                           ==============================================

Pricing of Class A Shares
Net assets attributable to Class A shares                  $  90,683,704   $  24,715,709  $  84,918,283
                                                           ==============================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)       4,141,416       1,891,277      5,789,574
                                                           ==============================================
Net asset value and redemption price per share             $       21.90   $       13.07  $       14.67
                                                           ==============================================
Maximum offering price per share                           $       23.24   $       13.87  $       15.56
                                                           ==============================================

Pricing of Class C Shares
Net assets attributable to Class C shares                  $  21,932,435   $   3,576,376  $  39,270,212
                                                           ==============================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)       1,035,581         279,327      2,770,613
                                                           ==============================================
Net asset value, offering price and
   redemption price per share (A)                          $       21.18   $       12.80  $       14.17
                                                           ==============================================

Pricing of Class I Shares
Net assets attributable to Class I shares                  $   2,911,689   $   2,587,112  $  29,392,140
                                                           ==============================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)         132,867         197,713      1,999,880
                                                           ==============================================
Net asset value, offering price and
   redemption price per share                              $       21.91   $       13.09  $       14.70
                                                           ==============================================

                                                                                              Short Term
                                                                   Bank &      Strategic           Fixed
                                                                Financial         Income          Income
                                                                     Fund           Fund            Fund
                                                           ---------------------------------------------
Assets
Investment Securities, at cost
Investment Securities:                                      $  19,692,252  $  66,825,156   $   8,602,105
                                                            ============================================
   Non-affiliated securities, at market value               $  22,538,388  $  67,863,563   $   8,586,248
   Affiliated securities, at market value                         374,731             --              --
                                                           ---------------------------------------------
Total Investment Securities, at market value                $  22,913,119  $  67,863,563   $   8,586,248
                                                           ---------------------------------------------
Deposits with brokers for securities sold short                        --             --              --
Cash                                                                   --             --         325,041
Receivable for securities sold                                    186,198             --              --
Receivable for fund shares issued                                  63,283        279,152              --
Receivable for dividends and interest                              88,810        398,590          66,510
                                                           ---------------------------------------------
Total Assets                                                   23,251,410     68,541,305       8,977,799
                                                           =============================================

Liabilities
Securities sold short, at value (proceeds $53,335,789)                 --             --              --
Dividends payable                                                      --         48,836              --
Payable for securities purchased                                   23,019      2,704,199              --
Payable for dividends on securities sold short                         --             --              --
Payable for fund shares redeemed                                  110,618          1,329          11,140
Payable to Investment Adviser                                      18,784         26,464           1,472
Payable to Administrator                                            7,514         18,706           1,501
Accrued distribution and service fees                              20,279         64,327             113
                                                           ---------------------------------------------
Total Liabilities                                                 180,214      2,863,861          14,226
                                                           ---------------------------------------------

Net Assets                                                  $  23,071,196  $  65,677,444   $   8,963,573
                                                           =============================================

Components of Net Assets
Paid-in capital                                             $  19,333,498  $  64,428,140   $   9,046,042
Accumulated net investment income (loss)                          150,208       (134,365)           (392)
Accumulated net realized gains (losses) from
   investment transactions                                        366,622        345,262         (66,220)
Net unrealized appreciation (depreciation) on investments       3,220,868      1,038,407         (15,857)
                                                           ---------------------------------------------
Net Assets                                                  $  23,071,196  $  65,677,444   $   8,963,573
                                                           =============================================

Pricing of Class A Shares
Net assets attributable to Class A shares                   $  19,648,421  $  31,029,659   $     169,012
                                                           =============================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)        1,053,397      2,671,923          17,062
                                                           =============================================
Net asset value and redemption price per share              $       18.65  $       11.61   $        9.91
                                                           =============================================
Maximum offering price per share                            $       19.79  $       12.19   $        9.93
                                                           =============================================

Pricing of Class C Shares
Net assets attributable to Class C shares                   $   3,422,775  $  19,463,500   $          --
                                                           =============================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)          191,052      1,677,110              --
                                                           =============================================
Net asset value, offering price and
   redemption price per share (A)                           $       17.92  $       11.61   $          --
                                                           =============================================

Pricing of Class I Shares
Net assets attributable to Class I shares                   $          --  $  15,184,285   $   8,794,561
                                                           =============================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)               --      1,309,137         888,663
                                                           =============================================
Net asset value, offering price and
   redemption price per share                               $          --  $       11.60   $        9.90
                                                           =============================================

(A) Redemption price per share varies based upon holding period.
See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Page 16                      Diamond Hill Funds Semi-Annual Report June 30, 2005

                               Diamond Hill Funds
                            Statements of Operations
               For the six months ended June 30, 2005 (Unaudited)

                                                                                                                        Short Term
                                                                                    Focus        Bank &     Strategic        Fixed
                                                     Small Cap   Large Cap     Long-Short     Financial        Income       Income
                                                          Fund        Fund           Fund          Fund          Fund         Fund
                                                   --------------------------------------------------------------------------------
Investment Income
Dividends from non-affiliated securities           $   351,154   $   190,036  $   703,049   $   316,770   $ 1,400,013   $        --
Dividends from affiliated securities                    43,285            --       66,352         8,099            --            --
Interest                                               248,157        40,769      578,925        38,602       553,964       148,662
                                                   --------------------------------------------------------------------------------
Total Investment Income                                642,596       230,805    1,348,326       363,471     1,953,977       148,662
                                                   --------------------------------------------------------------------------------

Expenses:
Investment Advisory fees                               347,551        81,732      495,986       118,272       142,537        12,044
Administration fees                                    187,106        52,158      223,331        51,329       114,856        11,154
Distribution fees - Class A                             86,350        26,315       85,576        24,871        40,499           279
Distribution and service fees - Class C                 87,987        13,282      149,482        18,791        85,650            --
Dividend expense on securities sold short                   --            --      144,873            --            --            --
                                                   --------------------------------------------------------------------------------
Total Expenses                                         708,994       173,487    1,099,248       213,263       383,542        23,477
                                                   --------------------------------------------------------------------------------

Net Investment Income (Loss)                           (66,398)       57,318      249,078       150,208     1,570,435       125,185
                                                   --------------------------------------------------------------------------------

Realized and Unrealized Gains (Losses)
   on Investments
Net realized gains (losses) from security
 transactions:
   Non-affiliated securities                         2,977,636       461,921    1,613,519       283,445       379,500         1,176
   Affiliated securities                                    --            --           --        (3,987)           --            --
Net realized losses on closed short positions               --            --     (241,285)           --            --            --
Net change in unrealized appreciation/
   depreciation on Investments                         102,893       591,934    4,791,086    (1,103,317)     (350,548)      (20,786)
                                                   --------------------------------------------------------------------------------
Net Realized and Unrealized Gains (Losses)
   on Investments                                    3,080,529     1,053,855    6,163,320      (823,859)       28,952       (19,610)
                                                   --------------------------------------------------------------------------------

Net Change in Net Assets from Operations           $ 3,014,131   $ 1,111,173  $ 6,412,398   $  (673,651)  $ 1,599,387   $   105,575
                                                   ================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2005                      Page 17

                               Diamond Hill Funds
                      Statements of Changes in Net Assets

                                                                            Small Cap Fund                    Large Cap Fund
                                                                      -----------------------------   -----------------------------
                                                                            For the                         For the
                                                                         Six Months    For the Year      Six Months    For the Year
                                                                              Ended           Ended           Ended           Ended
                                                                      June 30, 2005    December 31,   June 30, 2005    December 31,
                                                                      (Unaudited)(A)           2004   (Unaudited)(B)           2004
                                                                      -----------------------------   -----------------------------
From Operations
Net investment income (loss)                                          $     (66,398)  $    (185,367)  $      57,318   $      19,532
Net realized gains from investment transactions:
   Non-affiliated securities                                              2,977,636       1,706,121         461,921         140,697
   Affiliated securities                                                         --              --              --              --
Net change in unrealized appreciation/depreciation on investments           102,893       7,605,261         591,934       2,354,692
                                                                      -----------------------------   -----------------------------
Net Change in Net Assets from Operations                                  3,014,131       9,126,015       1,111,173       2,514,921
                                                                      -----------------------------   -----------------------------

Distributions to Shareholders
From net investment income - Class A                                             --              --              --         (19,316)
From net realized gains on investments - Class A                                 --        (738,284)             --              --
From net realized gains on investments - Class C                                 --        (215,874)             --              --
                                                                      -----------------------------   -----------------------------
Decrease in Net Assets from Distributions to Shareholders                        --        (954,158)             --         (19,316)
                                                                      -----------------------------   -----------------------------

From Capital Transactions
Class A
Proceeds from shares sold                                                52,776,384      41,518,950       9,382,060      10,769,812
Reinvested distributions                                                         --         680,943              --          18,311
Payments for shares redeemed                                            (19,935,771)     (4,499,378)     (2,952,517)     (2,125,728)
                                                                      -----------------------------   -----------------------------
Net Increase in Net Assets from Class A
   Share Transactions                                                    32,840,613      37,700,515       6,429,543       8,662,395
                                                                      -----------------------------   -----------------------------

Class C
Proceeds from shares sold                                                 8,403,842       7,744,413       2,082,469         972,813
Reinvested distributions                                                         --         178,794              --              --
Payments for shares redeemed                                             (2,277,259)     (2,256,124)       (332,576)       (370,165)
                                                                      -----------------------------   -----------------------------
Net Increase in Net Assets from Class C
   Transactions                                                           6,126,583       5,667,083       1,749,893         602,648
                                                                      -----------------------------   -----------------------------

Class I
Proceeds from shares sold                                                 2,876,028              --       2,519,776              --
Payments for shares redeemed                                                    (10)             --              --              --
                                                                      -----------------------------   -----------------------------
Net Increase in Net Assets from Class I
   Share Transactions                                                     2,876,018              --       2,519,776              --
                                                                      -----------------------------   -----------------------------

Total Increase in Net Assets                                             44,857,345      51,539,455      11,810,385      11,760,648

Net Assets
Beginning of period                                                      70,670,483      19,131,028      19,068,812       7,308,164
                                                                      -----------------------------   -----------------------------
End of period                                                         $ 115,527,828   $  70,670,483   $  30,879,197   $  19,068,812
                                                                      =============================   =============================

Accumulated Net Investment Income (Loss)                              $     (66,398)  $          --   $      57,303   $         (15)
                                                                      =============================   =============================

(A) Except for Class I shares, which represents the period from commencement of operations (April 29, 2005) through June 30, 2005.
(B) Except for Class I shares, which represents the period from commencement of operations (January 31, 2005) through June 30, 2005.
See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Page 18                      Diamond Hill Funds Semi-Annual Report June 30, 2005

                               Diamond Hill Funds
                      Statements of Changes in Net Assets

                                                                          Focus Long-Short Fund            Bank & Financial Fund
                                                                      -----------------------------   -----------------------------
                                                                            For the                         For the
                                                                         Six Months    For the Year      Six Months    For the Year
                                                                              Ended           Ended           Ended           Ended
                                                                      June 30, 2005    December 31,   June 30, 2005    December 31,
                                                                      (Unaudited)(A)           2004     (Unaudited)            2004
                                                                      -----------------------------   -----------------------------
From Operations
Net investment income (loss)                                          $     249,078   $     (78,231)  $     150,208   $     143,422
Net realized gains (losses) from security transactions:
   Non-affiliated securities                                              1,613,519         739,886         283,445       1,895,553
   Affiliated securities                                                         --              --          (3,987)             --
Net realized losses on closed short positions                              (241,285)       (255,381)             --              --
Net change in unrealized appreciation/depreciation on investments         4,791,086       5,627,840      (1,103,317)        847,911
                                                                      -----------------------------   -----------------------------
Net Change in Net Assets from Operations                                  6,412,398       6,034,114        (673,651)      2,886,886
                                                                      -----------------------------   -----------------------------

Distributions to Shareholders
From net investment income - Class A                                             --              --              --        (140,081)
From net investment income - Class C                                             --              --              --          (8,546)
From net realized gains on investments - Class A                                 --        (187,721)             --      (1,589,088)
From net realized gains on investments - Class C                                 --         (89,742)             --        (321,817)
                                                                      -----------------------------   -----------------------------
Decrease in Net Assets from Distributions to Shareholders                        --        (277,463)             --      (2,059,532)
                                                                      -----------------------------   -----------------------------

From Capital Transactions
Class A
Proceeds from shares sold                                                49,141,365      32,124,370       4,066,607       9,698,126
Reinvested distributions                                                         --         172,712              --       1,596,642
Payments for shares redeemed                                            (15,453,978)     (5,554,803)     (4,562,976)     (3,809,143)
                                                                      -----------------------------   -----------------------------
Net Increase (Decrease) in Net Assets from Class A
   Share Transactions                                                    33,687,387      26,742,279        (496,369)      7,485,625
                                                                      -----------------------------   -----------------------------

Class C
Proceeds from shares sold                                                17,548,755      13,209,865       1,426,502       1,875,815
Reinvested distributions                                                         --          74,950              --         239,539
Payments for shares redeemed                                               (904,607)       (572,651)     (1,808,950)       (241,394)
                                                                      -----------------------------   -----------------------------
Net Increase (Decrease) in Net Assets from Class C
   Share Transactions                                                    16,644,148      12,712,164        (382,448)      1,873,960
                                                                      -----------------------------   -----------------------------

Class I
Proceeds from shares sold                                                29,303,333              --              --              --
Payments for shares redeemed                                               (284,198)             --              --              --
                                                                      -----------------------------   -----------------------------
Net Increase in Net Assets from Class I
   Share Transactions                                                    29,019,135              --              --              --
                                                                      -----------------------------   -----------------------------

Total Increase in Net Assets                                             85,763,068      45,211,094      (1,552,468)     10,186,939

Net Assets
Beginning of period                                                      67,817,567      22,606,473      24,623,664      14,436,725
                                                                      -----------------------------   -----------------------------
End of period                                                         $ 153,580,635   $  67,817,567   $  23,071,196   $  24,623,664
                                                                      =============================   =============================

Accunulated Net Investment Income                                     $     249,078   $          --   $     150,208   $          --
                                                                      =============================   =============================

(A) Except for Class I shares, which represents the period from commencement of operations (January 31, 2005) through June 30, 2005.
See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2005                      Page 19

                               Diamond Hill Funds
                      Statements of Changes in Net Assets

                                                                        Strategic Income Fund          Short Term Fixed Income Fund
                                                                      -----------------------------   -----------------------------
                                                                            For the                         For the
                                                                         Six Months    For the Year      Six Months    For the Year
                                                                              Ended           Ended           Ended           Ended
                                                                      June 30, 2005    December 31,   June 30, 2005    December 31,
                                                                      (Unaudited)(A)           2004     (Unaudited)            2004
                                                                      ----------------------------    ----------------------------
From Operations
Net investment income                                                 $  1,570,435    $  1,914,897     $    125,185    $    170,649
Net realized gains (losses) from investment transactions:
   Non-affiliated securities                                               379,500         153,733            1,176          (2,909)
   Affiliated securities                                                        --              --               --              --
Net change in unrealized appreciation/depreciation on investments         (350,548)        484,083          (20,786)         (8,238)
                                                                      ----------------------------     ----------------------------
Net Change in Net Assets from Operations                                 1,599,387       2,552,713          105,575         159,502
                                                                      ----------------------------     ----------------------------

Distributions to Shareholders
From net investment income - Class A                                      (946,769)     (1,313,374)          (2,894)        (10,285)
From net investment income - Class C                                      (449,528)       (600,190)              --              --
From net investment income - Class I                                      (283,250)             --         (137,179)       (159,750)
Distributions in excess of net investment income - Class A                      --              --               --          (1,837)
Distributions in excess of net investment income - Class I                      --              --               --         (28,537)
From net realized gains on investments - Class A                                --        (339,459)              --              --
From net realized gains on investments - Class C                                --        (180,728)              --              --
                                                                      ----------------------------     ----------------------------
Decrease in Net Assets from Distributions to Shareholders               (1,679,547)     (2,433,751)        (140,073)       (200,409)
                                                                      ----------------------------     ----------------------------

From Capital Transactions
Class A
Proceeds from shares sold                                               11,641,885      15,351,676            5,728          97,149
Reinvested distributions                                                   798,713       1,561,492            2,872          12,026
Payments for shares redeemed                                           (12,573,412)     (3,651,777)        (129,206)       (289,133)
                                                                      ----------------------------     ----------------------------
Net Increase (Decrease) in Net Assets from Class A
   Share Transactions                                                     (132,814)     13,261,391         (120,606)       (179,958)
                                                                      ----------------------------     ----------------------------

Class C
Proceeds from shares sold                                                4,816,105       7,985,084               --              --
Reinvested distributions                                                   327,284         520,557               --              --
Payments for shares redeemed                                            (1,208,232)     (1,403,789)              --              --
                                                                      ----------------------------     ----------------------------
Net Increase in Net Assets from Class C
   Share Transactions                                                    3,935,157       7,101,852               --              --
                                                                      ----------------------------     ----------------------------

Class I
Proceeds from shares sold                                               14,903,916              --          650,000       3,000,000
Reinvested distributions                                                   259,971              --          137,179         187,487
Payments for shares redeemed                                               (42,068)             --         (280,000)       (386,071)
                                                                      ----------------------------     ----------------------------
Net Increase in Net Assets from Class I
   Share Transactions                                                   15,121,819              --          507,179       2,801,416
                                                                      ----------------------------     ----------------------------

Total Increase in Net Assets                                            18,844,002      20,482,205          352,075       2,580,551

Net Assets
Beginning of period                                                     46,833,442      26,351,237        8,611,498       6,030,947
                                                                      ----------------------------     ----------------------------
End of period                                                         $ 65,677,444    $ 46,833,442     $  8,963,573    $  8,611,498
                                                                      ============================     ============================

Accumulated Net Investment Income (Loss)                              $   (134,365)   $    (25,253)    $       (392)   $        614
                                                                      ============================     ============================

(A) Except for Class I shares, which represents the period from commencement of operations (January 31, 2005) through June 30, 2005.
See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Page 20                      Diamond Hill Funds Semi-Annual Report June 30, 2005

                               Diamond Hill Funds
                     Schedule of Capital Share Transactions

                                                           Small Cap Fund                  Large Cap Fund
                                                    -----------------------------   -----------------------------
                                                          For the                         For the
                                                       Six Months    For the Year      Six Months    For the Year
                                                            Ended           Ended           Ended           Ended
                                                    June 30, 2005    December 31,   June 30, 2005    December 31,
                                                    (Unaudited)(A)           2004   (Unaudited)(B)           2004
                                                    -----------------------------   -----------------------------
Shares
Class A Shares:
   Issued                                              2,510,234       2,087,749         738,062          955,717
   Reinvested                                                 --          32,519              --            1,464
   Redeemed                                             (956,477)       (241,171)       (234,699)        (191,825)
                                                    -----------------------------   -----------------------------
   Net increase in shares outstanding                  1,553,757       1,879,097         503,363          765,356
   Shares outstanding, beginning of period             2,587,659         708,562       1,387,914          622,558
                                                    -----------------------------   -----------------------------
   Shares outstanding, end of period                   4,141,416       2,587,659       1,891,277        1,387,914
                                                    -----------------------------   -----------------------------

Class C Shares:
   Issued                                                413,728         409,298         167,821           84,443
   Reinvested                                                 --           8,790              --               --
   Redeemed                                             (112,165)       (122,519)        (26,653)         (31,364)
                                                    -----------------------------   -----------------------------
   Net increase in shares outstanding                    301,563         295,569         141,168           53,079
   Shares outstanding, beginning of period               734,018         438,449         138,159           85,080
                                                    -----------------------------   -----------------------------
   Shares outstanding, end of period                   1,035,581         734,018         279,327          138,159
                                                    -----------------------------   -----------------------------

Class I Shares:
   Issued                                                132,867              --         197,713               --
   Redeemed                                                   --              --              --               --
                                                    -----------------------------   -----------------------------
   Net increase in shares outstanding                    132,867              --         197,713               --
   Shares outstanding, beginning of period                    --              --              --               --
                                                    -----------------------------   -----------------------------
   Shares outstanding, end of period                     132,867              --         197,713               --
                                                    -----------------------------   -----------------------------

                                                         Focus Long-Short Fund
                                                    -----------------------------
                                                          For the
                                                       Six Months    For the Year
                                                            Ended           Ended
                                                    June 30, 2005    December 31,
                                                    (Unaudited)(B)           2004
                                                    -----------------------------
Shares
Class A Shares:
   Issued                                              3,431,592        2,482,880
   Reinvested                                                 --           12,708
   Redeemed                                           (1,080,722)        (437,611)
                                                    -----------------------------
   Net increase in shares outstanding                  2,350,870        2,057,977
   Shares outstanding, beginning of period             3,438,704        1,380,727
                                                    -----------------------------
   Shares outstanding, end of period                   5,789,574        3,438,704
                                                    -----------------------------

Class C Shares:
   Issued                                              1,266,840        1,052,287
   Reinvested                                                 --            5,687
   Redeemed                                              (65,741)         (45,118)
                                                    -----------------------------
   Net increase in shares outstanding                  1,201,099        1,012,856
   Shares outstanding, beginning of period             1,569,514          556,658
                                                    -----------------------------
   Shares outstanding, end of period                   2,770,613        1,569,514
                                                    -----------------------------

Class I Shares:
   Issued                                              2,019,357               --
   Redeemed                                              (19,477)              --
                                                    -----------------------------
   Net increase in shares outstanding                  1,999,880               --
   Shares outstanding, beginning of period                    --               --
                                                    -----------------------------
   Shares outstanding, end of period                   1,999,880               --
                                                    -----------------------------


                                                       Bank & Financial Fund             Strategic Income Fund
                                                    -----------------------------   -----------------------------
                                                          For the                         For the
                                                       Six Months    For the Year      Six Months    For the Year
                                                            Ended           Ended           Ended           Ended
                                                    June 30, 2005    December 31,   June 30, 2005    December 31,
                                                      (Unaudited)           2004   (Unaudited)(B)           2004
                                                    -----------------------------   -----------------------------
Shares
Class A Shares:
   Issued                                                219,664         505,328       1,001,384        1,322,249
   Reinvested                                                 --          83,998          68,981          135,152
   Redeemed                                             (249,255)       (201,754)     (1,086,840)        (316,659)
                                                    -----------------------------   -----------------------------
   Net increase (decrease) in shares outstanding         (29,591)        387,572         (16,475)       1,140,742
   Shares outstanding, beginning of period             1,082,988         695,416       2,688,398        1,547,656
                                                    -----------------------------   -----------------------------
   Shares outstanding, end of period                   1,053,397       1,082,988       2,671,923        2,688,398
                                                    -----------------------------   -----------------------------

Class C Shares:
   Issued                                                 79,345         100,714         415,294          687,860
   Reinvested                                                 --          13,122          28,289           45,052
   Redeemed                                             (102,291)        (13,369)       (104,758)        (122,582)
                                                    -----------------------------   -----------------------------
   Net increase (decrease) in shares outstanding         (22,946)        100,467         338,825          610,330
   Shares outstanding, beginning of period               213,998         113,531       1,338,285          727,955
                                                    -----------------------------   -----------------------------
   Shares outstanding, end of period                     191,052         213,998       1,677,110        1,338,285
                                                    -----------------------------   -----------------------------

Class I Shares:
   Issued                                                     --              --       1,290,238               --
   Reinvested                                                 --              --          22,527               --
   Redeemed                                                   --              --          (3,628)              --
                                                    -----------------------------   -----------------------------
   Net increase in shares outstanding                         --              --       1,309,137               --
   Shares outstanding, beginning of period                    --              --              --               --
                                                    -----------------------------   -----------------------------
   Shares outstanding, end of period                          --              --       1,309,137               --
                                                    -----------------------------   -----------------------------

                                                           Short Term Fixed
                                                              Income Fund
                                                     -----------------------------
                                                           For the
                                                        Six Months    For the Year
                                                             Ended           Ended
                                                     June 30, 2005    December 31,
                                                       (Unaudited)            2004
                                                     -----------------------------
Shares
Class A Shares:
   Issued                                                     578            9,790
   Reinvested                                                 290            1,207
   Redeemed                                               (13,045)         (28,987)
                                                     -----------------------------
   Net increase (decrease) in shares outstanding          (12,177)         (17,990)
   Shares outstanding, beginning of period                 29,239           47,229
                                                     -----------------------------
   Shares outstanding, end of period                       17,062           29,239
                                                     -----------------------------

Class C Shares:
   Issued                                                      --               --
   Reinvested                                                  --               --
   Redeemed                                                    --               --
                                                     -----------------------------
   Net increase (decrease) in shares outstanding               --               --
   Shares outstanding, beginning of period                     --               --
                                                     -----------------------------
   Shares outstanding, end of period                           --               --
                                                     -----------------------------

Class I Shares:
   Issued                                                  65,458          301,829
   Reinvested                                              13,868           18,835
   Redeemed                                               (28,273)         (38,620)
                                                     -----------------------------
   Net increase in shares outstanding                      51,053          282,044
   Shares outstanding, beginning of period                837,610          555,566
                                                     -----------------------------
   Shares outstanding, end of period                      888,663          837,610
                                                     -----------------------------

(A) Except for Class I shares, which represents the period from commencement of operations (April 29, 2005) through June 30, 2005.

(B) Except for Class I shares, which represents the period from commencement of operations (January 31, 2005) through June 30, 2005.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2005                      Page 21

                               Diamond Hill Funds
                              Financial Highlights
                For a share outstanding throughout each period.

                                                                   For the Six
                                                                  Months Ended           Year Ended        Year Ended
                                                                 June 30, 2005         December 31,      December 31,
Diamond Hill Small Cap Fund - Class A                              (Unaudited)                 2004              2003
                                                                 -------------------------------------------------------
Net asset value at beginning of period                              $    21.41           $    16.82        $    11.26
                                                                    ----------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                                           0.00(G)             (0.03)            (0.06)
   Net realized and unrealized gains (losses) on investments              0.49                 4.94              5.71
                                                                    ----------------------------------------------------
Total from investment operations                                          0.49                 4.91              5.65
                                                                    ----------------------------------------------------
Less Distributions:
   Dividends from net investment income                                     --                   --                --
   Distributions from net realized gains                                    --                (0.32)            (0.09)
                                                                    ----------------------------------------------------
Total distributions                                                         --                (0.32)            (0.09)
                                                                    ----------------------------------------------------
Net asset value at end of period                                    $    21.90           $    21.41        $    16.82
                                                                    ====================================================
Total return(D)                                                           2.29%(E)            29.26%            50.18%
                                                                    ====================================================
Net assets at end of period (000s)                                  $   90,684           $   55,411        $   11,919
                                                                    ====================================================
Ratio of net expenses to average net assets                               1.48%(F)             1.50%             1.50%
Ratio of net investment income (loss) to average net assets                 --(H)             (0.35%)           (0.57%)
Ratio of gross expenses to average net assets                             1.48%(F)             1.51%             1.51%
Portfolio turnover rate                                                     11%(F)               30%               53%


                                                                  Year Ended      Period Ended         Period Ended
                                                                December 31,      December 31,         February 28,
Diamond Hill Small Cap Fund - Class A                                   2002              2001(A)              2001(B)
                                                                ---------------------------------------------------
Net asset value at beginning of period                            $    12.29        $    11.26           $    10.00
                                                                ---------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                                        (0.17)            (0.03)                0.02
   Net realized and unrealized gains (losses) on investments           (0.84)             1.31                 1.24
                                                                ---------------------------------------------------
Total from investment operations                                       (1.01)             1.28                 1.26
                                                                ---------------------------------------------------
Less Distributions:
   Dividends from net investment income                                   --             (0.01)                  --
   Distributions from net realized gains                               (0.02)            (0.24)                  --
                                                                ---------------------------------------------------
Total distributions                                                    (0.02)            (0.25)                  --
                                                                ---------------------------------------------------
Net asset value at end of period                                  $    11.26        $    12.29           $    11.26
                                                                ===================================================
Total return(D)                                                        (8.23%)           11.42%(E)            12.60%(E)
                                                                ===================================================
Net assets at end of period (000s)                                $    6,603        $    5,315           $    1,657
                                                                ===================================================
Ratio of net expenses to average net assets                             1.50%             1.58%(F)             1.75%(F)
Ratio of net investment income (loss) to average net assets            (0.70%)           (0.35%)(F)            2.71%(F)
Ratio of gross expenses to average net assets                           1.53%             1.67%(F)             2.94%(F)
Portfolio turnover rate                                                   49%               43%(F)                3%(F)


                                                                   For the Six
                                                                  Months Ended           Year Ended        Year Ended
                                                                 June 30, 2005         December 31,      December 31,
Diamond Hill Small Cap Fund - Class C                              (Unaudited)                 2004              2003
                                                                 --------------------------------------------------------

Net asset value at beginning of period                              $    20.79           $    16.45        $    11.09
                                                                    -----------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                                                   (0.06)               (0.15)            (0.18)
   Net realized and unrealized gains (losses) on investments              0.45                 4.81              5.63
                                                                    -----------------------------------------------------
Total from investment operations                                          0.39                 4.66              5.45
                                                                    -----------------------------------------------------
   Distributions from net realized gains                                    --                (0.32)            (0.09)
                                                                    -----------------------------------------------------
Net asset value at end of period                                    $    21.18           $    20.79        $    16.45
                                                                    =====================================================
Total return(D)                                                           1.88%(E)            28.40%            49.15%
                                                                    =====================================================
Net assets at end of period (000s)                                  $   21,932           $   15,259        $    7,213
                                                                    =====================================================
Ratio of net expenses to average net assets                               2.23%(F)             2.25%             2.25%
Ratio of net investment income (loss) to average net assets              (0.76%)(F)           (1.20%)           (1.35%)
Ratio of gross expenses to average net assets                             2.23%(F)             2.26%             2.26%
Portfolio turnover rate                                                     11%(F)               30%               53%


                                                                     Year Ended      Period Ended         Period Ended
                                                                   December 31,      December 31,         February 28,
Diamond Hill Small Cap Fund - Class C                                      2002              2001(A)              2001(C)
                                                                   ---------------------------------------------------

Net asset value at beginning of period                               $    12.21        $    11.26           $    11.39
                                                                   ---------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                                                    (0.23)            (0.05)                  --
   Net realized and unrealized gains (losses) on investments              (0.87)             1.24                (0.13)
                                                                   ---------------------------------------------------
Total from investment operations                                          (1.10)             1.19                (0.13)
                                                                   ---------------------------------------------------
   Distributions from net realized gains                                  (0.02)            (0.24)                  --
                                                                   ---------------------------------------------------
Net asset value at end of period                                     $    11.09        $    12.21           $    11.26
                                                                   ===================================================
Total return(D)                                                           (9.02%)           10.66%(E)            (1.14%)(E)
                                                                   ===================================================
Net assets at end of period (000s)                                   $    4,902        $    1,284           $       20
                                                                   ===================================================
Ratio of net expenses to average net assets                                2.25%             2.26%(F)             2.50%(F)
Ratio of net investment income (loss) to average net assets               (1.40%)           (1.15%)(F)            0.80%(F)
Ratio of gross expenses to average net assets                              2.28%             2.35%(F)             3.97%(F)
Portfolio turnover rate                                                      49%               43%(F)                3%(F)



                                                       Period Ended
                                                      June 30, 2005
Diamond Hill Small Cap Fund - Class I                (Unaudited)(I)
                                                          ---------
Net asset value at beginning of period                    $   19.93
                                                          ---------
Income from investment operations:
   Net investment income                                       0.01
   Net realized and unrealized gains on investments            1.97
                                                          ---------
Total from investment operations                               1.98
                                                          ---------
Net asset value at end of period                          $   21.91
                                                          =========
Total return                                                   2.34%(F)
                                                          =========
Net assets at end of period (000s)                        $   2,912
                                                          =========
Ratio of net expenses to average net assets                    0.98%(F)
Ratio of net investment income to average net assets           1.07%(F)
Ratio of gross expenses to average net assets                  0.98%(F)
Portfolio turnover rate                                          11%(F)

(A) Effective after the close of business on February 28, 2001, the Fund changed its fiscal year-end to December 31.
(B) Class A commenced operations on December 29, 2000. The Fund did not open to shareholders until February 7, 2001. Financial Highlights for the period from December 29, 2000 to February 6, 2001, relate only to the initial shareholder.
(C)   Class C commenced operations on February 20, 2001.
(D)   Total returns shown exclude the effect of applicable sales charges.
(E)   Not annualized.
(F)   Annualized.
(G)   Amount rounds to less than $0.005.
(H)   Amount rounds to less than 0.05%.
(I)   Class I commenced operations on April 29, 2005.
See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Page 22                      Diamond Hill Funds Semi-Annual Report June 30, 2005

                               Diamond Hill Funds
                              Financial Highlights
                For a share outstanding throughout each period.

                                                                  For the Six
                                                                 Months Ended          Year End         Year Ended
                                                                June 30, 2005        December 31,     December 31,
Diamond Hill Large Cap Fund - Class A                              (Unaudited)               2004             2003
                                                                ------------------------------------------------------
Net asset value at beginning of period                             $    12.51          $    10.34       $     7.87
                                                                   ---------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                                 0.03                0.02             0.04
   Net realized and unrealized gains (losses) on investments             0.53                2.16             2.47
                                                                   ---------------------------------------------------
Total from investment operations                                         0.56                2.18             2.51
                                                                   ---------------------------------------------------
Less Distributions:
   Dividends from net investment income                                    --               (0.01)           (0.04)
   Distributions from net realized gains                                   --                  --               --
                                                                   ---------------------------------------------------
Total distributions                                                        --               (0.01)           (0.04)
                                                                   ---------------------------------------------------
Net asset value at end of period                                   $    13.07          $    12.51       $    10.34
                                                                   ===================================================
Total return(B)                                                          4.48%(C)           21.12%           31.92%
                                                                   ===================================================
Net assets at end of period (000s)                                 $   24,716          $   17,369       $    6,437
                                                                   ===================================================
Ratio of net expenses to average net assets                              1.35%(D)            1.40%            1.39%
Ratio of net investment income to average net assets                     0.50%(D)            0.26%            0.62%
Ratio of gross expenses to average net assets                            1.35%(D)            1.42%            1.43%
Portfolio turnover rate                                                     8%(D)              13%              32%


                                                                  Year Ended     Period Ended
                                                                December 31,     December 31,
Diamond Hill Large Cap Fund - Class A                                   2002             2001(A)
                                                                -----------------------------
Net asset value at beginning of period                            $    10.06       $    10.00
                                                                -----------------------------
Income (loss) from investment operations:
   Net investment income                                                0.04             0.01
   Net realized and unrealized gains (losses) on investments           (2.13)            0.06
                                                                -----------------------------
Total from investment operations                                       (2.09)            0.07
                                                                -----------------------------
Less Distributions:
   Dividends from net investment income                                (0.04)           (0.01)
   Distributions from net realized gains                               (0.06)              --
                                                                -----------------------------
Total distributions                                                    (0.10)           (0.01)
                                                                -----------------------------
Net asset value at end of period                                  $     7.87       $    10.06
                                                                =============================
Total return(B)                                                       (20.74%)           0.69%(C)
                                                                =============================
Net assets at end of period (000s)                                $    3,300       $    2,782
                                                                =============================
Ratio of net expenses to average net assets                             1.40%            1.40%(D)
Ratio of net investment income to average net assets                    0.62%            0.38%(D)
Ratio of gross expenses to average net assets                           1.46%            1.57%(D)
Portfolio turnover rate                                                   71%              19%(D)

                                                                  For the Six
                                                                 Months Ended          Year End         Year Ended
                                                                June 30, 2005        December 31,     December 31,
Diamond Hill Large Cap Fund - Class C                              (Unaudited)               2004             2003
                                                                -----------------------------------------------------
Net asset value at beginning of period                             $    12.31          $    10.23       $     7.81
                                                                   --------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                                                  (0.03)              (0.04)              --
   Net realized and unrealized gains (losses) on investments             0.52                2.12             2.42
                                                                   --------------------------------------------------
Total from investment operations                                         0.49                2.08             2.42
                                                                   --------------------------------------------------
Distributions from net realized gains                                      --                  --               --
                                                                   --------------------------------------------------
Net asset value at end of period                                   $    12.80          $    12.31       $    10.23
                                                                   ==================================================
Total return(B)                                                          3.98%(C)           20.33%           31.04%
                                                                   ==================================================
Net assets at end of period (000s)                                 $    3,576          $    1,700       $      871
                                                                   ==================================================
Ratio of net expenses to average net assets                              2.09%(D)            2.15%            2.14%
Ratio of net investment loss to average net assets                      (0.19%)(D)          (0.54%)          (0.14%)
Ratio of gross expenses to average net assets                            2.09%(D)            2.17%            2.18%
Portfolio turnover rate                                                     8%(D)              13%              32%


                                                                  Year Ended     Period Ended
                                                                December 31,     December 31,
Diamond Hill Large Cap Fund - Class C                                   2002             2001(E)
                                                                -----------------------------
Net asset value at beginning of period                            $    10.06       $     8.87
                                                                -----------------------------
Income (loss) from investment operations:
   Net investment loss                                                    --            (0.01)
   Net realized and unrealized gains (losses) on investments           (2.19)            1.20
                                                                -----------------------------
Total from investment operations                                       (2.19)            1.19
                                                                -----------------------------
Distributions from net realized gains                                  (0.06)              --
                                                                -----------------------------
Net asset value at end of period                                  $     7.81       $    10.06
                                                                =============================
Total return(B)                                                       (21.73%)          13.42%(C)
                                                                =============================
Net assets at end of period (000s)                                $      260       $      262
                                                                =============================
Ratio of net expenses to average net assets                             2.15%            2.15%(D)
Ratio of net investment loss to average net assets                     (0.10%)          (0.41%)(D)
Ratio of gross expenses to average net assets                           2.81%            2.32%(D)
Portfolio turnover rate                                                   71%              19%(D)

                                                               Period Ended
                                                              June 30, 2005
Diamond Hill Large Cap Fund - Class I                        (Unaudited)(F)
                                                                 ----------
Net asset value at beginning of period                           $    12.38
                                                                 ----------
Income from investment operations:
   Net investment income                                               0.03
   Net realized and unrealized gains on investments                    0.68
                                                                 ----------
Total from investment operations                                       0.71
                                                                 ----------
Net asset value at end of period                                 $    13.09
                                                                 ==========
Total return                                                           4.64%(C)
                                                                 ==========
Net assets at end of period (000s)                               $    2,587
                                                                 ==========
Ratio of net expenses to average net assets                            0.83%(D)
Ratio of net investment loss to average net assets                     1.31%(D)
Ratio of gross expenses to average net assets                          0.83%(D)
Portfolio turnover rate                                                   8%(D)

(A)   Class A commenced operations on June 29, 2001.
(B)   Total returns shown exclude the effect of applicable sales charges.
(C)   Not annualized.
(D)   Annualized.
(E)   Class C commenced operations on September 25, 2001.
(F)   Class I commenced operations on January 31, 2005.
See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2005                      Page 23

                               Diamond Hill Funds
                              Financial Highlights
                 For a share outstanding throughout each period.

                                                                For the Six
                                                               Months Ended          Year Ended         Year Ended
                                                              June 30, 2005        December 31,        December 31,
Diamond Hill Focus Long-Short Fund - Class A                    (Unaudited)                2004               2003
                                                              -------------------------------------------------------
Net asset value at beginning of period                           $    13.67          $    11.75         $     9.56
                                                                 ----------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                                        0.04                0.00(C)           (0.01)
   Net realized and unrealized gains (losses) on investments           0.96                1.98               2.20
                                                                 ----------------------------------------------------
Total from investment operations                                       1.00                1.98               2.19
                                                                 ----------------------------------------------------
Distributions from net realized gains                                    --               (0.06)                --
                                                                 ----------------------------------------------------
Net asset value at end of period                                 $    14.67          $    13.67         $    11.75
                                                                 ====================================================
Total return(D)                                                        7.32%(E)           16.86%             22.91%
                                                                 ====================================================
Net assets at end of period (000s)                               $   84,918          $   47,008         $   16,216
                                                                 ====================================================
Ratio of net expenses to average net assets                            1.83%(F)            1.78%              1.70%
Ratio of net investment income (loss) to average net assets            0.59%(F)            0.01%             (0.07%)
Ratio of gross expenses to average net assets                          1.83%(F)            1.79%              1.71%
Ratio of net expenses to average net assets, excluding
   dividends on securities sold short                                  1.57%(F)            1.60%              1.59%
Portfolio turnover rate                                                  30%(F)              18%                41%


                                                                Year Ended    Period Ended         Period Ended
                                                              December 31,     December 31,        February 28,
Diamond Hill Focus Long-Short Fund - Class A                          2002          2001(A)             2001(B)
                                                              -------------------------------------------------
Net asset value at beginning of period                          $    10.67       $    11.44          $    10.00
                                                              -------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                                      (0.06)           (0.04)                 --
   Net realized and unrealized gains (losses) on investments         (1.05)           (0.56)               1.44
                                                              -------------------------------------------------
Total from investment operations                                     (1.11)           (0.60)               1.44
                                                              -------------------------------------------------
Distributions from net realized gains                                   --            (0.17)                 --
                                                              -------------------------------------------------
Net asset value at end of period                                $     9.56       $    10.67          $    11.44
                                                              =================================================
Total return(D)                                                     (10.40%)          (5.20%)(E)          14.43%(E)
                                                              =================================================
Net assets at end of period (000s)                              $   11,518       $   10,988          $   10,352
                                                              =================================================
Ratio of net expenses to average net assets                           1.60%            1.67%(F)            1.75%(F)
Ratio of net investment income (loss) to average net assets          (0.39%)          (0.46%)(F)          (0.05%)(F)
Ratio of gross expenses to average net assets                         1.63%            1.69%(F)            1.85%(F)
Ratio of net expenses to average net assets, excluding
   dividends on securities sold short                                 1.48%            1.67%(F)            1.75%(F)
Portfolio turnover rate                                                 46%              66%(F)              49%(F)

                                                                For the Six
                                                               Months Ended          Year Ended         Year Ended
                                                              June 30, 2005        December 31,        December 31,
Diamond Hill Focus Long-Short Fund - Class C                    (Unaudited)                2004               2003
                                                              ------------------------------------------------------
Net asset value at beginning of period                           $    13.26          $    11.48         $     9.42
                                                                 ---------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                                                (0.01)              (0.05)             (0.04)
   Net realized and unrealized gains (losses) on investments           0.92                1.89               2.10
                                                                 ---------------------------------------------------
Total from investment operations                                       0.91                1.84               2.06
                                                                 ---------------------------------------------------
Distributions from net realized gains                                    --               (0.06)                --
                                                                 ---------------------------------------------------
Net asset value at end of period                                 $    14.17          $    13.26         $    11.48
                                                                 ===================================================
Total return(D)                                                        6.86%(E)           16.04%             21.87%
                                                                 ===================================================
Net assets at end of period (000s)                               $   39,270          $   20,810         $    6,390
                                                                 ===================================================
Ratio of net expenses to average net assets                            2.58%(F)            2.53%              2.45%
Ratio of net investment income (loss) to average net assets           (0.16%)(F)          (0.73%)            (0.75%)
Ratio of gross expenses to average net assets                          2.58%(F)            2.54%              2.46%
Ratio of net expenses to average net assets, excluding
   dividends on securities sold short                                  2.32%(F)            2.35%              2.34%
Portfolio turnover rate                                                  30%(F)              18%                41%


                                                               Year Ended    Period Ended         Period Ended
                                                             December 31,     December 31,        February 28,
Diamond Hill Focus Long-Short Fund - Class C                         2002             2001(A)             2001(B)
                                                             -------------------------------------------------
Net asset value at beginning of period                         $    10.60       $    11.44          $    11.80
                                                             -------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                                              (0.29)           (0.07)                 --
   Net realized and unrealized gains (losses) on investments        (0.89)           (0.60)              (0.36)
                                                             -------------------------------------------------
Total from investment operations                                    (1.18)           (0.67)              (0.36)
                                                             -------------------------------------------------
Distributions from net realized gains                                  --            (0.17)                 --
                                                             -------------------------------------------------
Net asset value at end of period                               $     9.42       $    10.60          $    11.44
                                                             =================================================
Total return(D)                                                    (11.13%)          (5.81%)(E)          (3.05%)(E)
                                                             =================================================
Net assets at end of period (000s)                             $    2,168       $    2,198          $      349
                                                             =================================================
Ratio of net expenses to average net assets                          2.35%            2.38%(F)            2.50%(F)
Ratio of net investment income (loss) to average net assets         (1.15%)          (1.15%)(F)           1.57%(F)
Ratio of gross expenses to average net assets                        2.38%            2.41%(F)            4.10%(F)
Ratio of net expenses to average net assets, excluding
   dividends on securities sold short                                2.23%            2.38%(F)            2.50%(F)
Portfolio turnover rate                                                46%              66%(F)              49%(F)

                                                               Period Ended
                                                              June 30, 2005
Diamond Hill Focus Long-Short Fund - Class I                 (Unaudited)(B)
                                                                ----------
Net asset value at beginning of period                          $    13.80
                                                                ----------
Income from investment operations:
   Net investment income                                              0.03
   Net realized and unrealized gains on investments                   0.87
                                                                ----------
Total from investment operations                                      0.90
                                                                ----------
Net asset value at end of period                                $    14.70
                                                                ==========
Total return                                                          7.53%(E)
                                                                ==========
Net assets at end of period (000s)                              $   29,392
                                                                ==========
Ratio of net expenses to average net assets                           1.40%(F)
Ratio of net investment income (loss) to average net assets           1.17%(F)
Ratio of gross expenses to average net assets                         1.40%(F)
Ratio of net expenses to average net assets, excluding
   dividends on securities sold short                                 1.10%(F)
Portfolio turnover rate                                                 30%(F)

(A) Effective after the close of business on February 28, 2001, the Fund changed its fiscal year-end to December 31.
(B) Class A commenced operations on June 30, 2000. The Fund did not open to shareholders until August 3, 2000. Financial Highlights for the period from June 30 to August 2, 2000, relate only to the initial shareholder. Class C and Class I commenced operations on February 13, 2001 and January 31, 2005, respectively.
(C)   Amount rounds to less than $ 0.005.
(D)   Total returns shown exclude the effect of applicable sales charges.
(E)   Not annualized.
(F)   Annualized.
See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Page 24                      Diamond Hill Funds Semi-Annual Report June 30, 2005

                                            Diamond Hill Funds
                                           Financial Highlights
                             For a share outstanding throughout each period.

                                                  For the Six
                                                 Months Ended         Year Ended      Year Ended        Year Ended
Diamond Hill Bank &                             June 30, 2005       December 31,     December 31,     December 31,
Financial Fund - Class A                          (Unaudited)               2004             2003             2002
                                                --------------------------------------------------------------------
Net asset value at beginning of period            $    19.10          $    17.92       $    13.63       $    14.25
                                                  ------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                         0.13                0.13             0.07             0.03
   Net realized and unrealized gains (losses)
   on investments                                      (0.58)               2.84             5.60             1.58
                                                  ------------------------------------------------------------------
Total from investment operations                       (0.45)               2.97             5.67             1.61
                                                  ------------------------------------------------------------------
Less Distributions:
   Dividends from net investment income                   --               (0.13)           (0.06)           (0.03)
   Distributions from net realized gains                  --               (1.66)           (1.32)           (2.20)
                                                  ------------------------------------------------------------------
Total distributions                                       --               (1.79)           (1.38)           (2.23)
                                                  ------------------------------------------------------------------
Net asset value at end of period                  $    18.65          $    19.10       $    17.92       $    13.63
                                                  ==================================================================
Total return(B)                                        (2.36%)(C)          16.67%           41.85%           11.22%
                                                  ==================================================================
Net assets at end of period (000s)                $   19,648          $   20,682       $   12,463       $    9,983
                                                  ==================================================================
Ratio of net expenses to average net assets             1.68%(D)            1.70%            1.68%            1.70%
Ratio of net investment income (loss)
   to average net assets                                1.38%(D)            0.90%            0.45%            0.20%
Ratio of gross expenses to average net assets           1.68%(D)            1.71%            1.70%            1.72%
Portfolio turnover rate                                    7%(D)              36%              53%             104%


                                                Period Ended         Year Ended       Year Ended
Diamond Hill Bank &                             December 31,        February 28,     February 29,
Financial Fund - Class A                                2001(A)             2001             2000
                                                -------------------------------------------------
Net asset value at beginning of period            $    11.85          $     9.40       $    10.72
                                                -------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                           --               (0.02)           (0.06)
   Net realized and unrealized gains (losses)
   on investments                                       2.40                2.47            (1.19)
                                                -------------------------------------------------
Total from investment operations                        2.40                2.45            (1.25)
                                                -------------------------------------------------
Less Distributions:
   Dividends from net investment income                   --                  --               --
   Distributions from net realized gains                  --                  --            (0.07)
                                                -------------------------------------------------
Total distributions                                       --                  --            (0.07)
                                                -------------------------------------------------
Net asset value at end of period                  $    14.25          $    11.85       $     9.40
                                                =================================================
Total return(B)                                        20.25%(C)           26.06%          (11.75%)
                                                =================================================
Net assets at end of period (000s)                $   13,214          $   11,772       $    9,411
                                                =================================================
Ratio of net expenses to average net assets             1.72%(D)            1.81%            2.17%
Ratio of net investment income (loss)
   to average net assets                               (0.03%)(D)          (0.25%)          (0.40%)
Ratio of gross expenses to average net assets           1.74%(D)            1.88%            2.26%
Portfolio turnover rate                                   52%(D)             142%             119%

                                                  For the Six
                                                 Months Ended         Year Ended      Year Ended        Year Ended
Diamond Hill Bank &                             June 30, 2005       December 31,     December 31,     December 31,
Financial Fund - Class C                          (Unaudited)               2004             2003             2002
                                                  ------------------------------------------------------------------
Net asset value at beginning of period            $    18.42          $    17.39       $    13.31       $    14.05
                                                  ------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                         0.07                0.03            (0.06)            0.04
   Net realized and unrealized gains (losses)
   on investments                                      (0.57)               2.70             5.46             1.46
                                                  ------------------------------------------------------------------
Total from investment operations                       (0.50)               2.73             5.40             1.50
                                                  ------------------------------------------------------------------
Less Distributions:
   Dividends from net investment income                   --               (0.04)              --            (0.04)
   Distributions from net realized gains                  --               (1.66)           (1.32)           (2.20)
                                                  ------------------------------------------------------------------
Total distributions                                       --               (1.70)           (1.32)           (2.24)
                                                  ------------------------------------------------------------------
Net asset value at end of period                  $    17.92          $    18.42       $    17.39       $    13.31
                                                  ==================================================================
Total return(B)                                        (2.71%)(C)          15.79%           40.85%           10.55%
                                                  ==================================================================
Net assets at end of period (000s)                $    3,423          $    3,941       $    1,974       $      787
                                                  ==================================================================
Ratio of net expenses to average net assets             2.44%(D)            2.45%            2.45%            2.45%
Ratio of net investment income (loss)
   to average net assets                                0.68%(D)            0.20%           (0.30%)          (0.49%)
Ratio of gross expenses to average net assets           2.44%(D)            2.46%            2.47%            2.47%
Portfolio turnover rate                                    7%(D)              36%              53%             104%


                                                Period Ended         Year Ended       Year Ended
Diamond Hill Bank &                             December 31,        February 28,     February 29,
Financial Fund - Class C                                2001(A)             2001            2000(E)
                                                -------------------------------------------------
Net asset value at beginning of period            $    11.72          $     9.34       $    11.23
                                                -------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                        (0.11)              (0.07)           (0.05)
   Net realized and unrealized gains (losses)
   on investments                                       2.44                2.45            (1.77)
                                                -------------------------------------------------
Total from investment operations                        2.33                2.38            (1.82)
                                                -------------------------------------------------
Less Distributions:
   Dividends from net investment income                   --                  --               --
   Distributions from net realized gains                  --                  --            (0.07)
                                                -------------------------------------------------
Total distributions                                       --                  --            (0.07)
                                                -------------------------------------------------
Net asset value at end of period                  $    14.05          $    11.72       $     9.34
                                                =================================================
Total return(B)                                        19.88%(C)           25.48%          (16.29%)(C)
                                                =================================================
Net assets at end of period (000s)                $      127          $      129       $       71
                                                =================================================
Ratio of net expenses to average net assets             2.47%(D)            2.56%            2.74%(D)
Ratio of net investment income (loss)
   to average net assets                               (0.77%)(D)          (0.97%)          (0.82%)(D)
Ratio of gross expenses to average net assets           2.49%(D)            2.63%            2.84%(D)
Portfolio turnover rate                                   52%(D)             142%             119%(D)

(A) Effective after the close of business on February 28, 2001, the Fund changed its fiscal year end to December 31.
(B)   Total returns shown exclude the effect of applicable sales charges.
(C)   Not annualized.
(D)   Annualized.
(E)   Class C commenced operations on June 3, 1999.
See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2005                      Page 25

                               Diamond Hill Funds
                              Financial Highlights
                For a share outstanding throughout each period.

                                                              For the Six
                                                             Months Ended         Year Ended       Year Ended      Period Ended
                                                            June 30, 2005        December 31,     December 31,     December 31,
Diamond Hill Strategic Income Fund - Class A                   (Unaudited)               2004             2003          2002(A)
                                                            -------------------------------------------------------------------
Net asset value at beginning of period                         $    11.63          $    11.58       $    10.28       $    10.00
                                                               ----------------------------------------------------------------
Income from investment operations:
   Net investment income                                             0.32                0.64             0.67             0.15
   Net realized and unrealized gains on investments                    --                0.19             1.39             0.30
                                                               ----------------------------------------------------------------
Total from investment operations                                     0.32                0.83             2.06             0.45
                                                               ----------------------------------------------------------------
Less distributions
   Dividends from net investment income                             (0.34)              (0.64)           (0.67)           (0.15)
   Distributions from net realized gains                               --               (0.14)           (0.09)           (0.02)
                                                               ----------------------------------------------------------------
Total distributions                                                 (0.34)              (0.78)           (0.76)           (0.17)
                                                               ----------------------------------------------------------------
Net asset value at end of period                               $    11.61          $    11.63       $    11.58       $    10.28
                                                               ================================================================
Total return(B)                                                      2.79%(C)            7.46%           20.67%            4.49%(C)
                                                               ================================================================
Net assets at end of period (000s)                             $   31,030          $   31,274       $   17,923       $    2,092
                                                               ================================================================
Ratio of net expenses to average net assets                          1.18%(D)            1.20%            1.19%            1.20%(D)
Ratio of net investment income to average net assets                 5.55%(D)            5.75%            6.01%            1.76%(D)
Ratio of gross expenses to average net assets                        1.18%(D)            1.21%            1.21%            1.23%(D)
Portfolio turnover rate                                                31%(D)              84%              83%              77%(D)

                                                              For the Six
                                                             Months Ended         Year Ended       Year Ended      Period Ended
                                                            June 30, 2005        December 31,     December 31,     December 31,
Diamond Hill Strategic Income Fund - Class C                   (Unaudited)               2004             2003          2002(A)
                                                            -------------------------------------------------------------------
Net asset value at beginning of period                         $    11.63          $    11.58       $    10.28       $    10.00
                                                               ----------------------------------------------------------------
Income from investment operations:
     Net investment income                                           0.28                0.56             0.60             0.19
     Net realized and unrealized gains on investments                  --                0.19             1.39             0.30
                                                               ----------------------------------------------------------------
Total from investment operations                                     0.28                0.75             1.99             0.49
                                                               ----------------------------------------------------------------
Less distributions
     Dividends from net investment income                           (0.30)              (0.56)           (0.60)           (0.19)
     Distributions from net realized gains                             --               (0.14)           (0.09)           (0.02)
                                                               ----------------------------------------------------------------
Total distributions                                                 (0.30)              (0.70)           (0.69)           (0.21)
                                                               ----------------------------------------------------------------
Net asset value at end of period                               $    11.61          $    11.63       $    11.58       $    10.28
                                                               ================================================================
Total return(B)                                                      2.42(C)             6.70%           19.86%            4.85%(C)
                                                               ================================================================
Net assets at end of period (000s)                             $   19,464          $   15,560       $    8,428       $       94
                                                               ================================================================
Ratio of net expenses to average net assets                          1.93%(D)            1.95%            1.93%            1.95%(D)
Ratio of net investment income to average net assets                 4.90%(D)            5.02%            5.39%            2.64%(D)
Ratio of gross expenses to average net assets                        1.93%(D)            1.96%            1.95%            1.98%(D)
Portfolio turnover rate                                                31%(D)              84%              83%              77%(D)

                                                             Period Ended
                                                            June 30, 2005
Diamond Hill Strategic Income Fund - Class I               (Unaudited)(E)
                                                           --------------
Net asset value at beginning of period                         $    11.65
                                                               ----------
Income from investment operations:
   Net investment income                                             0.28
   Net realized and unrealized losses on investments                (0.02)
                                                               ----------
Total from investment operations                                     0.26
                                                               ----------
Less distributions
   Dividends from net investment income                             (0.31)
   Distributions from net realized gains                               --
                                                               ----------
Total distributions                                                 (0.31)
                                                               ----------
Net asset value at end of period                               $    11.60
                                                               ==========
Total return                                                         2.96(C)
                                                               ==========
Net assets at end of period (000s)                             $   15,184
                                                               ==========
Ratio of net expenses to average net assets                          0.70%(D)
Ratio of net investment income to average net assets                 6.63%(D)
Ratio of gross expenses to average net assets                        0.70%(D)
Portfolio turnover rate                                                31%(D)

(A) Represents the period from commencement of operations (September 30, 2002) through December 31, 2002.
(B)   Total returns shown exclude the effect of applicable sales charges.
(C)   Not annualized.
(D)   Annualized.
(E) Represents the period from commencement of operations (January 31, 2005) through June 30, 2005.
See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Page 26                      Diamond Hill Funds Semi-Annual Report June 30, 2005

                               Diamond Hill Funds
                              Financial Highlights
                For a share outstanding throughout each period.

                                                                  For the Six
                                                                 Months Ended       Year Ended       Year Ended      Period Ended
                                                                June 30, 2005      December 31,     December 31,     December 31,
Diamond Hill Short Term Fixed Income Fund - Class A               (Unaudited)              2004            2003            2002(A)
                                                                ---------------------------------------------------------------
Net asset value at beginning of period                             $    9.94          $   10.01       $   10.08       $   10.00
                                                                   ------------------------------------------------------------
Income from investment operations:
   Net investment income                                                0.14               0.28            0.27            0.18
   Net realized and unrealized gains (losses) on investments           (0.04)             (0.08)          (0.07)           0.08
                                                                   ------------------------------------------------------------
Total from investment operations                                        0.10               0.20            0.20            0.26
                                                                   ------------------------------------------------------------
Less Distributions
   Dividends from net investment income                                (0.13)             (0.22)          (0.27)          (0.18)
   Dividends in excess of net investment income                           --              (0.05)             --              --
                                                                   ------------------------------------------------------------
Total Distributions                                                    (0.13)             (0.27)          (0.27)          (0.18)
                                                                   ------------------------------------------------------------
Net asset value at end of period                                   $    9.91          $    9.94       $   10.01       $   10.08
                                                                   ============================================================
Total return(B)                                                         1.06%(C)           2.04%           2.04%           2.60%(C)
                                                                   ============================================================
Net assets at end of period (000s)                                 $     169          $     291       $     473       $     719
                                                                   ============================================================
Ratio of net expenses to average net assets                             0.92%(D)           1.00%           1.00%           1.00%(D)
Ratio of net investment income to average net assets                    1.97%(D)           2.31%           2.79%           3.61%(D)
Ratio of gross expenses to average net assets                           0.92%(D)           1.03%           1.06%           1.04%(D)
Portfolio turnover rate                                                   28%(D)             82%            118%             71%(D)

                                                                  For the Six
                                                                 Months Ended       Year Ended       Year Ended      Period Ended
                                                                June 30, 2005      December 31,     December 31,     December 31,
Diamond Hill Short Term Fixed Income Fund - Class I               (Unaudited)              2004            2003            2002(A)
                                                                ---------------------------------------------------------------
Net asset value at beginning of period                             $    9.93          $   10.00       $   10.08       $   10.00
                                                                   ------------------------------------------------------------
Income from investment operations:
   Net investment income                                                0.15               0.30            0.31            0.19
   Net realized and unrealized gains (losses) on investments           (0.03)             (0.07)          (0.08)           0.08
                                                                   ------------------------------------------------------------
Total from investment operations                                        0.12               0.23            0.23            0.27
                                                                   ------------------------------------------------------------
Less Distributions
   Dividends from net investment income                                (0.15)             (0.26)          (0.31)          (0.19)
   Dividends in excess of net investment income                           --              (0.04)             --              --
                                                                   ------------------------------------------------------------
Total Distributions                                                    (0.15)             (0.30)          (0.31)          (0.19)
                                                                   ------------------------------------------------------------
Net asset value at end of period                                   $    9.90          $    9.93       $   10.00       $   10.08
                                                                   ============================================================
Total return(B)                                                         1.25%(C)           2.29%           2.29%           2.70%(C)
                                                                   ============================================================
Net assets at end of period (000s)                                 $   8,795          $   8,321       $   5,558       $   2,407
                                                                   ============================================================
Ratio of net expenses to average net assets                             0.51%(D)           0.75%           0.75%           0.75%(D)
Ratio of net investment income to average net assets                    2.79%(D)           2.54%           3.29%           3.74%(D)
Ratio of gross expenses to average net assets                           0.51%(D)           0.79%           0.81%           0.79%(D)
Portfolio turnover rate                                                   28%(D)             82%            118%             71%(D)

(A) Represents the period from commencement of operations (June 28, 2002) through December 31, 2002.
(B)   Total returns shown exclude the effect of applicable sales charges.
(C)   Not annualized.
(D)   Annualized.
See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2005                      Page 27

                               Diamond Hill Funds
                    Notes to Financial Statements (Continued)
                            June 30, 2005 (Unaudited)

Organization

The Diamond Hill Small Cap Fund ("Small Cap Fund"), Diamond Hill Large Cap Fund ("Large Cap Fund"), Diamond Hill Focus Long-Short Fund ("Focus Fund"), Diamond Hill Bank & Financial Fund ("Bank & Financial Fund"), Diamond Hill Strategic Income Fund ("Strategic Income Fund") and Diamond Hill Short Term Fixed Income Fund ("Short Term Fixed Income Fund"), are each a series of the Diamond Hill Funds (the "Trust") (each a "Fund" and collectively the "Funds"). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. Each Fund is a diversified series of the Trust.

The Funds offer three classes of shares (Class A, Class C and Class I, except for the Bank & Financial Fund which offers Class A and Class C shares, and Short Term Fixed Income Fund which offers Class A and Class I shares). Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

Significant Accounting Policies

The following is a summary of the Funds' significant accounting policies:

Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation - Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market. Securities or other assets for which the above valuation procedures are inappropriate or deemed not to reflect fair value are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees.

Short sales - The Focus Fund, Bank & Financial Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as "Deposits with brokers for securities sold short" on the Statements of Assets & Liabilities.

Repurchase agreements - In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Security transactions - Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discount and premium on securities purchased are amortized using the daily effective yield method.

Share valuation - The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.


--------------------------------------------------------------------------------
Page 28                      Diamond Hill Funds Semi-Annual Report June 30, 2005

                               Diamond Hill Funds
                    Notes to Financial Statements (Continued)
                            June 30, 2005 (Unaudited)

Federal income taxes - Each Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders - Dividends from net investment income are declared and paid monthly for the Strategic Income Fund and Short Term Fixed Income Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Large Cap Fund, Focus Fund, and Bank & Financial Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP in the United States. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Investment Transactions

For the six months ended June 30, 2005, the purchases and sales (including maturities) of investment securities (excluding short-term securities and U.S. government obligations) were as follows:

                                                    Purchases            Sales
                                                   -----------       -----------
            Small Cap Fund                         $36,238,474       $ 6,853,085
            Large Cap Fund                         $ 9,613,246       $ 1,738,622
            Focus Fund                             $65,337,988       $ 6,763,705
            Bank & Financial Fund                  $ 3,749,795       $ 1,547,512
            Strategic Income Fund                  $30,426,449       $14,667,789
            Short Term Fixed Income Fund           $ 1,544,125       $ 2,070,556

The Small Cap Fund, Large Cap Fund, Focus Fund, and Bank & Financial Fund pay commissions on the purchase and sale of investment securities. The commissions paid are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the six months ended June 30, 2005:

                                                            Commissions as a %
                                       Total Commissions   of Average Net Assets
                                       -----------------   ---------------------
            Small Cap Fund                 $ 41,321                 .05%
            Large Cap Fund                 $  6,492                 .03%
            Focus Fund                     $105,830                 .09%
            Bank & Financial Fund          $  2,659                 .01%

Investment Advisory Fees and Other Transactions with Affiliates

The Small Cap Fund, Large Cap Fund, Focus Fund, Bank & Financial Fund, Strategic Income Fund, and Short Term Fixed Income Fund each receive investment management and advisory services from Diamond Hill Capital Management, Inc. ("DHCM") under management agreements that provide for fees to be paid at an annual rate of 0.80%, 0.60%, 0.90%, 1.00%, 0.50% and 0.20% of the Funds' average daily net assets, respectively. The advisory agreements are subject to


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2005                      Page 29

                               Diamond Hill Funds
                    Notes to Financial Statements (Continued)
                            June 30, 2005 (Unaudited)

annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM ("Administrator") is paid a fee at an annual rate of 0.40% for Class A and Class C and 0.20% for Class I shares of each Funds' average daily net assets. These administrative fees are used to pay most of the Funds' operating expenses except brokerage, taxes, interest, dividend expense on securities sold short, and extraordinary expenses.

Pursuant to rule 12b-1 of the 1940 Act, each Fund has adopted a distribution plan (together, the "Plans"). Under the Plans, Class A shares pay a distribution fee at an annual rate of 0.25% of Class A average daily net assets. Class C shares pay a distribution and shareholder-servicing fee at an annual rate of 0.75% and 0.25%, respectively, of Class C average daily net assets. Class I shares are not subject to any distribution or shareholder-servicing fees. The Trust entered into a Distribution Agreement on behalf of the Funds with IFS Fund Distributors, Inc. ("Distributor"). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund's shares.

For the six months ended, the Distributor received $19,504, $3,491, $25,674, $8,125, and $8,334, in sales commissions from the sales of Class A shares of the Small Cap Fund, Large Cap Fund, Focus Fund, Bank & Financial Fund, and Strategic Income Fund, respectively. The Distributor also received $3,911, $326, $4,310, $5,837, and $823 of contingent deferred sales charges relating to redemptions of Class C shares of the Small Cap Fund, Large Cap Fund, Focus Fund, Bank & Financial Fund, and Strategic Income Fund, respectively.

DHCM has an agreement with Integrated Fund Services, Inc. ("IFS") to provide sub-transfer agent, sub-fund accounting, and sub-administrative services for the Funds. The services to be provided under the agreements include day-to-day administration of matters related to the corporate existence of the Trust and its Funds (other than rendering investment advice), maintenance of books and records, preparation of reports, supervision of the Trust's arrangement with the custodian and assistance in the preparation of the Trust's registration statement under federal and state laws. IFS is paid directly by DHCM under terms of these service agreements.

The Small Cap Fund, Large Cap Fund, Focus Fund, Bank & Financial Fund, and Strategic Income Fund each may invest up to 25% of their respective assets in the Short Term Fixed Income Fund, subject to compliance with the several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Diamond Hill Funds are invested in the Short Term Fixed Income Fund, the Adviser and Administrator will be paid additional fees from the Short Term Fixed Income Fund that will not be waived or reimbursed.

A summary of each Fund's investment in the Short Term Fixed Income Fund, if any, for the six months ended June 30, 2005, is noted below:

                                                       SHARE ACTIVITY
                                       -------------------------------------------------
                                       Balance                                Balance      Realized                     Value
                                       12/31/04     Purchases    Sales        6/30/05         Loss      Dividends       6/30/05
                                       ---------------------------------------------------------------------------------------------
Small Cap Fund:
   Diamond Hill Short Term
      Fixed Income Fund                282,356        4,395           --       286,751      $    --     $  43,285     $2,838,837

Focus Fund:
   Diamond Hill Short Term
      Fixed Income Fund                457,995        7,130           --       465,125      $    --     $  66,352     $4,604,738

Bank & Financial Fund:
   Diamond Hill Short Term
      Fixed Income Fund                 62,278          826      (25,252)       37,852      $(3,987)    $   8,099      $ 374,731

Certain officers of the Trust are affiliated with DHCM, IFS or the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

Commitments and Contingencies

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.


--------------------------------------------------------------------------------
Page 30                      Diamond Hill Funds Semi-Annual Report June 30, 2005

                               Diamond Hill Funds
                    Notes to Financial Statements (Continued)
                            June 30, 2005 (Unaudited)

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations which may be different from GAAP. The tax character of distributions paid differs from the character of distributions shown on the Statements of Changes in Net Assets due primarily to short-term capital gains being treated as ordinary income for tax purposes and the use of tax equalization.

The tax character of distributions paid during 2004 and 2003 was as follows:

                                            Small Cap Fund                       Large Cap Fund
                                     -----------------------------         -----------------------------
                                           2004               2003               2004               2003
                                     -----------------------------         -----------------------------
Distributions paid from:
   Ordinary income                   $       --         $   98,800         $   19,316         $   26,642
   Long-term capital gains            1,076,659                 --                 --                 --
                                     -----------------------------         -----------------------------
Total distributions                  $1,076,659         $   98,800         $   19,316         $   26,642
                                     -----------------------------         -----------------------------

                                               Focus Fund                       Bank & Financial Fund
                                     -----------------------------         -----------------------------
                                           2004               2003               2004               2003
                                     -----------------------------         -----------------------------
Distributions paid from:
   Ordinary income                   $       --         $       --         $  501,632         $  152,130
   Long-term capital gains              278,162                 --          1,850,777            873,146
                                     -----------------------------         -----------------------------
Total distributions                  $  278,162         $       --         $2,352,409         $1,025,276
                                     -----------------------------         -----------------------------

                                         Strategic Income Fund              Short Term Fixed Income Fund
                                     -----------------------------         -----------------------------
                                           2004               2003               2004               2003
                                     -----------------------------         -----------------------------
Distributions paid from:
   Ordinary income                   $2,213,360         $  907,384         $  200,409         $  115,975
   Long-term capital gains              220,391                 --                 --                 --
                                     -----------------------------         -----------------------------
Total distributions                  $2,433,751         $  907,384         $  200,409         $  115,975
                                     -----------------------------         -----------------------------

The following information is computed on a tax basis for each item as of December 31, 2004:

                                                                                                                         Short Term
                                                                                               Bank &      Strategic          Fixed
                                                   Small          Large          Focus      Financial         Income         Income
                                                Cap Fund       Cap Fund           Fund           Fund           Fund           Fund
                                            ---------------------------------------------------------------------------------------
Federal tax cost                            $ 53,063,005   $ 15,610,424   $ 56,795,118   $ 20,231,461   $ 45,393,540   $  8,530,478
                                            ---------------------------------------------------------------------------------------
Gross unrealized appreciation               $ 12,971,304   $  3,902,282   $ 12,230,566   $  4,394,312   $  1,650,750   $     22,975
Gross unrealized depreciation                   (253,696)       (90,745)    (4,033,936)      (111,027)      (245,218)       (18,046)
                                            ---------------------------------------------------------------------------------------
Net unrealized appreciation                   12,717,608      3,811,537      8,196,630      4,283,285      1,405,532          4,929
Undistributed ordinary income                         --             --             --         26,252             --            618
Undistributed long-term gains                    331,221             --             --        101,812             --             --
Post-October losses                                   --             --         (9,437)            --        (34,238)        (4,353)
Capital loss carryforwards                            --       (288,939)            --             --             --        (49,161)
Other temporary differences                           --            (15)            --             --        (41,830)            (4)
                                            ---------------------------------------------------------------------------------------
Total accumulated earnings (deficit)        $ 13,048,829   $  3,522,583   $  8,187,193   $  4,411,349   $  1,329,464   $    (47,971)
                                            =======================================================================================

As of June 30, 2005, the Funds' Federal tax cost of investment securities and net unrealized appreciation (depreciation) was as follows:

                                                                                                       Net
                                                        Gross                   Gross           Unrealized
                                Federal            Unrealized              Unrealized         Appreciation
Fund                           Tax Cost          Appreciation            Depreciation       (Depreciation)
                            ------------------------------------------------------------------------------
Small Cap Fund              101,261,806            15,599,035            (2,778,534)            12,820,501
Large Cap Fund               26,669,229             4,947,552              (544,081)             4,403,471
Focus Fund                  127,747,295            19,068,160            (6,080,444)            12,987,716
Bank & Financial Fund        19,733,152             3,639,949              (459,981)             3,179,968

The difference between book basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2005                      Page 31

                               Diamond Hill Funds
                    Notes to Financial Statements (Continued)
                            June 30, 2005 (Unaudited)

Reclassification of capital accounts - Reclassifications result primarily from the difference in the tax treatment of net investment losses and paydown gains and losses. The following reclassifications have no impact on the net assets or net asset value of the Funds and are designed to present the Funds' capital accounts on a tax basis:

                                                 Undistributed       Accumulated
                                     Paid-In    Net Investment      Net Realized
                                     Capital            Income    Gains (Losses)
                                   ---------         ---------        ---------
Small Cap Fund                     $  38,266         $ 185,367        $(223,633)
Focus Fund                           (77,532)           78,231             (699)
Bank & Financial Fund                296,859              (269)        (296,590)
Strategic Income Fund                 48,457           (26,586)         (21,871)
Short Term Fixed Income Fund              --            30,374          (30,374)

During the year ended December 31, 2004, the Small Cap Fund, Large Cap Fund and Focus Fund utilized capital loss carryforwards of $146,403, $137,017 and $214,697, respectively. As of December 31, 2004, the Funds had the following capital loss carryforwards for Federal income tax purposes:

      Fund                                      Amount     Expires December 31,
      -------------------------------------------------------------------------
      Large Cap Fund                         $   281,943          2010
                                                   6,996          2011
                                             -----------
                                             $   288,939
                                             ===========
      Short Term Fixed Income Fund           $     2,710          2010
                                                   4,660          2011
                                                  41,791          2012
                                             -----------
                                             $    49,161
                                             ===========

Proxy Voting

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, 2005 are available without charge upon request by calling toll free 1-888-226-5595 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing
(i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-888-226-5595. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Quarterly portfolio holdings are also available on www.diamond-hill.com.

Trustee Approval of Investment Advisory Agreements

The Trustees of Diamond Hill Funds (the "Trust"), at a regularly scheduled meeting on May 24, 2005, approved the Management Agreements between the Trust and Diamond Hill Capital Management, Inc. (the "Adviser"), for each of the Diamond Hill Funds. The Trustees discussed the following factors, on a Fund-by-Fund basis, in connection with the Trust's Management Agreements (investment advisory agreements):

(i) The nature, extent and quality of the services provided by the Adviser under the Management Agreements, including review of the Management Agreements themselves, the services provided thereunder, the fee formulae, fees paid, expenses assumed and termination provisions. The Trustees noted the Adviser's permanent reduction of investment advisory fees on each of the Large Cap Fund and Short Term Fixed Income Fund by ten basis points effective April 30, 2005. The Trustees also noted the Adviser's losses (and subsidy of the Funds) under its Third Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement with the Trust (pursuant to which the Adviser


--------------------------------------------------------------------------------
Page 32                      Diamond Hill Funds Semi-Annual Report June 30, 2005

                               Diamond Hill Funds
                    Notes to Financial Statements (Continued)
                            June 30, 2005 (Unaudited)

provides, or arranges for others to provide, certain administrative, fund accounting and transfer agency services to the Funds) for the year ended December 31, 2004, and noted further the Adviser's expectations of breaking even soon under this agreement and the Adviser's voluntary reduction of its fees under the agreement on Class A and Class C shares by five basis points, effective April 30, 2005.

(ii) The investment performance of the Funds and the Adviser, with the Trustees noting that each Fund's performance exceeded its benchmark and was in the top quartile when compared to its peer group of funds for recent one and three year periods.

(iii) The costs to the Funds and profits/losses to the Adviser and its affiliates relating to the Adviser's relationship with the Funds, including the Adviser's methodology in calculating its profitability.

(iv) The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, with the Trustees noting that at an average fund net asset level of $36 million, and average Trust complex net asset level of $138 million in 2004, the Trust was still much smaller than is necessary to reach the point where there are economies of scale the Adviser reasonably could share with shareholders.

(v) The reasonableness of the fees, with the Trustees noting that the contract rates under the Management Agreements for five of the six Funds as of March 31, 2005 were at or below the Lipper average and median for similar or peer group funds according to Lipper (the only exception was the Bank & Financial Fund).

The Trustees also reviewed other unregistered portfolios, similar to the Funds, managed by the Adviser, noting in each case that fees charged by the Adviser were more than, or equal to, the fees charged by the Adviser to the Funds under the Management Agreements.

The Trustees also reviewed, and took note of, the Adviser's net operating profits/losses from all operations for the years ended December 31, 2004 and 2003.

Having considered (1) the nature, extent and quality of the services provided by the Adviser under the Management Agreements, (2) the investment performance of the Funds and the Adviser, (3) the costs to the Funds and profits/losses to the Adviser and its affiliates relating to Adviser's relationship with the Funds,
(4) the extent to which economies of scale could and should be shared by the Adviser with the Funds, and (5) the reasonableness of the fees to the Adviser under the Management Agreements, the Trustees, all of whom qualify as Independent Trustees under the 1940 Act, concluded it was appropriate to renew the Management Agreements because performance of each of the Funds over the trailing one and three years has been superior, the advisory fees (contract rate) for five of the six Funds were at or below the Lipper average and medium for peer group funds, and with respect to the sixth fund, the Bank & Financial Fund, was not sufficiently out of line with peer group funds based on the Fund's superior performance, and profitability of Adviser was reasonable.


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2005                      Page 33

                               Diamond Hill Funds
                               Performance Update
                                  June 30, 2005

                                                                        Six        One      Three       Five      Since  Inception
Fund Name                                                            Months       Year      Years      Years  Inception       Date
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Fund (DHSCX)      Class A - Without Sales Charge            2.29%     19.70%     20.09%         NA     20.16%   12/29/00
                            Class A - With Sales Charge              -3.61%     12.83%     17.74%         NA     18.59%
                            Class C - Without Sales Charge            1.88%     18.88%     19.13%         NA     19.26%
                            Class C - With Sales Charge               0.88%     17.88%     19.13%         NA     19.26%
                            Class I - Without Sales Charge            2.34%     19.73%     20.12%         NA     20.18%
Russell 2000                                                         -1.25%      9.45%     12.81%                 7.80%
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Fund (DHLAX)      Class A - Without Sales Charge            4.48%     16.93%     14.23%         NA      7.43%    6/29/01
                            Class A - With Sales Charge              -1.51%     10.23%     12.02%         NA      5.85%
                            Class C - Without Sales Charge            3.98%     15.94%     13.33%         NA      6.54%
                            Class C - With Sales Charge               2.98%     14.94%     13.33%         NA      6.54%
                            Class I - Without Sales Charge            4.64%     17.13%     14.30%         NA      7.48%
Russell 1000                                                          0.11%      7.92%      9.19%                 1.68%
------------------------------------------------------------------------------------------------------------------------------------
Focus Fund (DIAMX)          Class A - Without Sales Charge            7.32%     18.64%     10.95%      8.42%      8.42%    6/30/00
                            Class A - With Sales Charge               1.17%     11.80%      8.77%      7.14%      7.14%
                            Class C - Without Sales Charge            6.86%     17.74%     10.05%      7.58%      7.58%
                            Class C - With Sales Charge               5.86%     16.74%     10.05%      7.58%      7.58%
                            Class I - Without Sales Charge            7.53%     18.93%     11.03%      8.47%      8.47%
Russell 3000                                                          0.00%      8.06%      9.46%                -1.35%
------------------------------------------------------------------------------------------------------------------------------------
Bank & Financial Fund       Class A - Without Sales Charge           -2.36%      8.12%     15.60%     24.10%     13.56%     8/1/97
(BANCX)                     Class A - With Sales Charge              -7.99%      1.92%     13.34%     22.64%     12.71%
                            Class C - Without Sales Charge           -2.71%      7.34%     14.70%     23.35%     12.81%
                            Class C - With Sales Charge              -3.69%      6.35%     14.70%     23.35%     12.81%
S&P Supercomposite
Financials(A)                                                        -2.03%      6.86%      8.75%      7.33%      6.64%
NASDAQ Bank Index                                                    -4.28%      7.14%     10.77%     17.98%      9.89%
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund       Class A - Without Sales Charge            2.79%     11.27%         NA         NA     12.81%    9/30/02
(DSIAX)                     Class A - With Sales Charge              -2.10%      5.97%         NA         NA     10.82%
                            Class C - Without Sales Charge            2.42%     10.49%         NA         NA     12.24%
                            Class C - With Sales Charge               1.42%      9.49%         NA         NA     12.24%
                            Class I - Without Sales Charge            2.96%     11.47%         NA         NA     12.89%
Merrill Lynch Domestic
Master Index                                                          2.66%      6.97%                            4.64%
------------------------------------------------------------------------------------------------------------------------------------
Short Term Fixed Income     Class A - Without Sales Charge            1.06%      2.61%      2.58%         NA      2.58%    6/28/02
Fund (DHFAX)                Class A - With Sales Charge               0.85%      2.40%      2.48%         NA      2.48%
                            Class I - Without Sales Charge            1.25%      2.94%      2.85%         NA      2.85%
Merrill Lynch 1-3 Yr Corp
Corp Govt Bond Index                                                  0.95%      2.19%                            2.83%
------------------------------------------------------------------------------------------------------------------------------------

Source: Diamond Hill Funds, Bloomberg LP and Frank Russell Company. Periods greater than 1 year are annualized.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the performance data quoted.

Performance is not guaranteed. Performance returns assume reinvestment of all distributions. Average annual total returns illustrate the annual compounded returns that would have produced the cumulative total return if the Fund's performance had remained constant throughout the period indicated. Returns for the periods less than one year are not annualized. The total return figures for the Funds reflect the maximum sales charge applicable to each class. These total return figures may reflect the waiver of a portion of a Fund's advisory or administrative fees for certain periods. In such instances, and without such waiver of fees, the total returns would have been lower. The investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original purchase price. Class I and Class C shares include performance based on Class A shares, which was achieved prior to the creation of Class I and Class C shares. Class C returns have been restated for sales charges and for fees applicable to Class C shares, which includes a 1.00% 12b-1 fee. No sales charge is assessed on Class I shares. Minimum initial investment for Class I shares is $500,000. Investors should consider the investment objectives, risks, and charges and expenses of the Diamond Hill Funds carefully before investing; this and other information about the Funds is in the prospectus, which can be obtained by calling 888-226-5595 or at www.diamond-hill.com. Read the prospectus carefully before you invest.

(A) Returns for the S&P Supercomposite Financials are price change only before November 29, 2001 and total return thereafter.


--------------------------------------------------------------------------------
Page 34                      Diamond Hill Funds Semi-Annual Report June 30, 2005

                               Diamond Hill Funds
                        Schedule of Shareholder Expenses
       Hypothetical Example of a $1,000 Investment at Beginning of Period
                                  (Unaudited)

All mutual funds have operating expenses. These expenses include costs for portfolio management, administrative services, and distribution fees. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its net assets. This figure is known as the expense ratio.

We believe it is important for you to understand the impact of costs on your investment. The following example illustrates the costs that you would incur over the six-month period covered by this report if you invested $1,000 in the Fund, using the Funds' actual return and operating expenses for the six months ended June 30, 2005. The examples use actual net operating expenses applicable to that class. The calculation does not reflect sales charges (loads). If this cost was included, your costs would have been higher. The examples contain two sets of numbers, one using the actual return earned by each class of each Fund during the six months ended June 30, 2005, and one using a hypothetical 5% annual return (2.5% for the reporting period).

                                               Total
                                Net Expense    Return      Beginning      Ending
                                   Ratio     Six Months     Account      Account
                                Annualized      Ended        Value        Value   Investment                  Distribution/
                                  June 30,    June 30,     January 1,    June 30,  Advisory   Administration     Service   Total Net
                                    2005        2005          2005         2005      Fees          Fees           Fees      Expenses
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Fund
   Class A   Actual return          1.48%       2.29%      $1,000.00    $1,022.90    $4.01         $2.16          $1.25      $ 7.42
             Hypothetical return    1.48%       2.50%      $1,000.00    $1,017.46    $4.00         $2.16          $1.25      $ 7.41
   Class C   Actual return          2.23%       1.88%      $1,000.00    $1,018.80    $4.52         $2.43          $4.23      $11.18
             Hypothetical return    2.23%       2.50%      $1,000.00    $1,013.74    $4.49         $2.41          $4.22      $11.12
   Class I   Actual return          0.98%       2.34%      $1,000.00    $1,023.40    $1.57         $0.37          $  --      $ 1.94
             Hypothetical return    0.98%       0.86%      $1,000.00    $1,006.94    $1.56         $0.36          $  --      $ 1.92

Large Cap Fund
   Class A   Actual return          1.35%       4.48%      $1,000.00    $1,044.80    $3.38         $2.20          $1.27      $ 6.85
             Hypothetical return    1.35%       2.50%      $1,000.00    $1,018.10    $3.33         $2.17          $1.26      $ 6.76
   Class C   Actual return          2.09%       3.98%      $1,000.00    $1,039.80    $3.79         $2.47          $4.31      $10.57
             Hypothetical return    2.09%       2.50%      $1,000.00    $1,014.43    $3.75         $2.44          $4.25      $10.44
   Class I   Actual return          0.83%       4.64%      $1,000.00    $1,046.40    $8.02         $2.55          $  --      $10.57
             Hypothetical return    0.83%       2.07%      $1,000.00    $1,017.25    $7.92         $2.52          $  --      $10.44

Focus Fund
    Class A  Actual return          1.57%       7.32%      $1,000.00    $1,073.20    $4.60         $2.20          $1.28      $ 8.08
             Hypothetical return    1.57%       2.50%      $1,000.00    $1,017.01    $4.47         $2.14          $1.24      $ 7.85
    Class C  Actual return          2.32%       6.86%      $1,000.00    $1,068.60    $5.15         $2.46          $4.29      $11.90
             Hypothetical return    2.32%       2.50%      $1,000.00    $1,013.29    $5.00         $2.39          $4.18      $11.57
    Class I  Actual return          1.10%       7.53%      $1,000.00    $1,075.30    $4.30         $0.96          $  --      $ 5.26
             Hypothetical return    1.10%       2.07%      $1,000.00    $1,016.13    $4.17         $0.93          $  --      $ 5.10

Bank & Financial Fund
   Class A   Actual return          1.68%      (2.36%)     $1,000.00    $  976.40    $4.89         $2.12          $1.23      $ 8.24
             Hypothetical return    1.68%       2.50%      $1,000.00    $1,016.46    $4.99         $2.16          $1.25      $ 8.40
   Class C   Actual return          2.44%      (2.71%)     $1,000.00    $  972.90    $4.90         $2.13          $4.89      $11.92
             Hypothetical return    2.44%       2.50%      $1,000.00    $1,012.69    $5.00         $2.18          $5.00      $12.18

Strategic Income Fund
   Class A   Actual return          1.18%       2.79%      $1,000.00    $1,027.90    $2.50         $2.17          $1.25      $ 5.92
             Hypothetical return    1.18%       2.50%      $1,000.00    $1,018.94    $2.49         $2.17          $1.25      $ 5.91
   Class C   Actual return          1.93%       2.42%      $1,000.00    $1,024.20    $2.51         $2.17          $5.01      $ 9.69
             Hypothetical return    1.93%       2.50%      $1,000.00    $1,015.22    $2.50         $2.16          $4.99      $ 9.65
   Class I   Actual return          0.70%       2.96%      $1,000.00    $1,029.60    $2.09         $0.83          $  --      $ 2.92
             Hypothetical return    0.70%       2.07%      $1,000.00    $1,017.79    $2.08         $0.83          $  --      $ 2.91


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2005                      Page 35

                               Diamond Hill Funds
                        Schedule of Shareholder Expenses
       Hypothetical Example of a $1,000 Investment at Beginning of Period
                            (Unaudited) (Continued)

                                                Total
                                Net Expense    Return     Beginning    Ending
                                   Ratio     Six Months    Account     Account
                                Annualized      Ended       Value       Value   Investment                  Distribution/
                                 June 30,     June 30,   January 1,    June 30,   Advisory  Administration     Service     Total Net
                                   2005         2005        2005         2005       Fees        Fees            Fees       Expenses
------------------------------------------------------------------------------------------------------------------------------------
Short Term Fixed Income Fund
 Class A Actual return             0.92%        0.85%    $ 1,000.00   $ 1,008.50     $1.37      $1.96           $1.25      $ 4.58
         Hypothetical return       0.92%        2.50%    $ 1,000.00   $ 1,020.23     $1.37      $1.98           $1.26      $ 4.61
 Class I Actual return             0.51%        1.25%    $ 1,000.00   $ 1,012.50     $1.33      $1.21           $  --      $ 2.54
         Hypothetical return       0.51%        2.50%    $ 1,000.00   $ 1,022.27     $1.34      $1.22           $  --      $ 2.56

---------------------
You can find more information about the Fund's expenses, including annual expense ratios for historical periods in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.


--------------------------------------------------------------------------------
Page 36                      Diamond Hill Funds Semi-Annual Report June 30, 2005

                               Diamond Hill Funds

Management of the Trust (unaudited)

Listed in the charts below is basic information regarding the Trustees and officers of the Trust.

TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Number of
                                       Term of                                               Portfolios in    Other Trusteeships
Name/                    Position(s)   Office(1)                                             Fund Complex     Held by Trustee
Address/(3)              Held with     and Length of    Principal Occupation(s)              Overseen by      Outside the Fund
Age                      Trust         Time Served      During Last 5 Years                  Trustee          Complex
------------------------------------------------------------------------------------------------------------------------------------
John M. Bobb             Trustee       Since October    Director of Headwaters Group, a             6         N/A
Year of Birth: 1941                    1997             fine arts consulting agency, 1994
                                                        to the present.

George A. Skestos        Trustee       Since August     President of Homewood Corp., a real         6         Director of the
Year of Birth: 1968                    2000             estate development firm, 1999 to                      Midland Life
                                                        the present.                                          Insurance Co.

Archie M. Griffin        Trustee       Since June 2001  President and CEO of The Ohio State         6         Director of
Year of Birth: 1954                                     Alumni Association, Inc., 2004.                       Abercrombie &
                                                        Associate Director of Athletics at                    Fitch. Director
                                                        The Ohio State University, 1994 to                    of Motorists
                                                        2003.                                                 Insurance.
                                                                                                              Director of the
                                                                                                              Ohio Automobile
                                                                                                              Club.
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
Name/                        Position(s)                     Term of Office
Address/(3)                  Held with                       and Length of              Principal Occupation(s)
Age                          Trust                           Time Served                During Last 5 Years
------------------------------------------------------------------------------------------------------------------------------------
James F. Laird, Jr.(2)       President                       Since December 2001        Chief Financial Officer of Diamond Hill
Year of Birth: 1957                                                                     Investment Group, Inc., since December
                                                                                        2001. President of Diamond Hill
                                                                                        Securities since July 2001. Vice
                                                                                        President Corporate Strategy with
                                                                                        Nationwide Insurance from January 2001 to
                                                                                        July 2001. Senior Vice President Product
                                                                                        Development with Villanova Capital from
                                                                                        February 1999 through December 2000.

------------------------------------------------------------------------------------------------------------------------------------
Gary R.Young(2)              Treasurer, Secretary and        Since May 2004             Controller of Diamond Hill Investment
Year of Birth: 1969          Chief Compliance Officer        Since September 2004       Group, Inc. since April 2004.
                                                                                        Director of Mutual Fund Administration
                                                                                        with Banc One Investment Advisors October
                                                                                        1998 through April 2004. Vice President
                                                                                        and Manager of Mutual Fund Accounting and
                                                                                        Financial Reporting with First Chicago
                                                                                        NBD January 1996 through October 1998.
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until his or her successor is duly elected and qualified.

(2) Mr. Laird and Mr. Young are each an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because of their relationship with Diamond Hill Capital Management, Inc.

(3) The address of each Trustee and Officer is 375 North Front Street, Suite 300, Columbus, Ohio 43215.

The Statement of Additional Information contains additional information about the Trustees and is available without charge on www.diamond-hill.com or by calling 1-888-226-5595.



--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2005                      Page 37

Item 2. Code of Ethics.

Not required in semi-annual report filing.

Item 3. Audit Committee Financial Expert.

Not required in semi-annual report filing.

Item 4. Principal Accountant Fees and Services.

Not required in semi-annual report filing.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8. Portfolio Managers of Closed-End Funds.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)   (1)   Not required in semi-annual report filing.

      (2) Certifications required by Item 11(a)(2) of Form N-CSR are filed herewith.

(b)   Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Diamond Hill Funds

By (Signature and Title)


/s/ James F. Laird, Jr.
--------------------------------
James F. Laird, Jr.
President

Date:  September 8, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ James F. Laird, Jr.
--------------------------------
James F. Laird, Jr.
President

Date:  September 8, 2005

By (Signature and Title)


/s/ Gary R. Young
--------------------------------
Gary R. Young
Treasurer and Chief Financial Officer

Date:  September 8, 2005